      As filed with the Securities and Exchange Commission on June 12, 2000
                     Registration No. 811-8494 and 33-78408

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  -----------

                                   FORM N-1A
                             REGISTRATION STATEMENT

                                      UNDER

                          THE SECURITIES ACT OF 1933                 [x]

                           Pre-Effective Amendment No.__             [ ]

                        Post-Effective Amendment No. 9               [x]
                                       and
                             REGISTRATION STATEMENT
                                      UNDER

                      THE INVESTMENT COMPANY ACT OF 1940             [x]

                                Amendment No. 11
                       (Check appropriate box or boxes)              [x]

                                  -----------

                                   Magna Funds
               (Exact name of registrant as specified in charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219


       Registrant's Telephone Number, Including Area Code: (800) 219-4182

Name and address
of agent for service                         Copy to
--------------------                         -------

Walter B. Grimm                              John M. Loder, Esq.
BISYS Fund Services                          Ropes & Gray
3435 Stelzer Road                            One International Place
Columbus, Ohio  43219                        Boston, MA 02110

                                  -----------

It is proposed that this filing will become effective (check appropriate box):

[ ]     Immediately upon filing pursuant to paragraph (b),

[ ]     60 days after filing pursuant to paragraph (a)(1),

[X]     75 days after filing pursuant to paragraph (a)(2), or

[ ]     on September 1, 2000 pursuant to paragraph (b) of rule 485.

      INVESTMENT ADVISER
      Union Planters Bank, National Association
      One South Church Street
      Suite 500
      Belleville, Illinois 62220

      ADMINISTRATOR & DISTRIBUTOR
      BISYS Fund Services, L.P.
      3435 Stelzer Road
      Columbus, Ohio 43219

      TRANSFER AND DIVIDEND
        PAYING AGENT
      BISYS Fund Services, Inc.
      3435 Stelzer Road
      Columbus, Ohio 43219

      CUSTODIAN
      The Fifth Third Bank
      Fifth Third Center
      Cincinnati, Ohio 45263

      INDEPENDENT ACCOUNTANTS
      PricewaterhouseCoopers LLP
      100 East Broad Street
      Columbus, Ohio 43215

      LEGAL COUNSEL
      Ropes & Gray
      One International Place
      Boston, Massachusetts 02110

                                   QUESTIONS?
             Call 1-800-219-4182 or your investment representative.


                             SOLUTION MUTUAL FUNDS

                            (FORMERLY "MAGNA FUNDS")

                               SOLUTION GROWTH &


                                  INCOME FUND



                    (FORMERLY "MAGNA GROWTH & INCOME FUND")



                   SOLUTION INTERMEDIATE GOVERNMENT BOND FUND



              (FORMERLY "MAGNA INTERMEDIATE GOVERNMENT BOND FUND")



                         SOLUTION TAX-EXEMPT BOND FUND



                    (FORMERLY "MAGNA TAX-EXEMPT BOND FUND")



                           SOLUTION MONEY MARKET FUND



                      (FORMERLY "MAGNA MONEY MARKET FUND")



                      SOLUTION TREASURY MONEY MARKET FUND



                     SOLUTION TAX-EXEMPT MONEY MARKET FUND


                              INSTITUTIONAL SHARES
                                ---------------


                                   PROSPECTUS


                               SEPTEMBER 1, 2000

                                ---------------

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

         SOLUTION MUTUAL FUNDS          TABLE OF CONTENTS



                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                   [GRAPHIC]
Carefully review this                             1  Solution Growth & Income Fund
important section, which                          4  Solution Intermediate Government Bond Fund
summarizes each Fund's                            8  Solution Tax-Exempt Bond Fund
investments, risks, past                         10  Solution Money Market Fund
performance, and fees.                           11  Solution Treasury Money Market Fund
                                                 12  Solution Tax-Exempt Money Market Fund
                                                 14  Fees and Expenses
                                                 15  Investing for Defensive Purposes
                                                 15  Additional Information Regarding Fund Policies

                                                FUND MANAGEMENT

                                   [GRAPHIC]
Review this section for                          16  Investment Adviser
details on the people and                        16  Portfolio Managers
organizations who oversee                        16  Distributor and Administrator
the Funds and their
investments.

                                                SHAREHOLDER INFORMATION

                                   [GRAPHIC]
Consult this section to                          17  Pricing of Fund Shares
obtain details on how shares                     19  Purchasing and Adding to Your Shares
are valued, how to purchase,                     21  Selling Your Shares
sell and exchange shares,                        22  General Policies on Selling Shares
related charges and payments                     24  Distribution Arrangements/Administrative Services
of dividends.                                    24  Fees
                                                 25  Exchanging Your Shares
                                                 26  Dividends and Distributions
                                                     Taxation

                                                FINANCIAL HIGHLIGHTS

                                   [GRAPHIC]
Review this section for                          27  Financial Highlights
details on the selected
financial statements of the
Funds.

 [GRAPHIC]

                                                        SOLUTION GROWTH &
            RISK/RETURN SUMMARY AND FUND EXPENSES             INCOME FUND




    INVESTMENT OBJECTIVES             Long-term growth of capital, current income and growth of
                                      income.

    PRINCIPAL                         The Solution Growth & Income Fund (formerly the "Magna
    INVESTMENT STRATEGIES             Growth & Income Fund"), invests primarily in common stocks that Union Planters Bank, National Association ("the
                                      Adviser") believes have potential primarily for capital
                                      growth and secondarily for income. The Fund intends to hold a combination of growth stocks and value stocks. By
                                      investing in a blend of stocks that demonstrate strong
                                      long-term earnings potential and undervalued stocks, the
                                      Fund seeks to achieve strong returns with less volatility. A portion of the Fund's assets may also be invested in
                                      preferred stocks, bonds (primarily investment grade)
                                      convertible into common stock and securities of foreign
                                      issuers traded in U. S. securities markets. The Fund's
                                      investment in foreign issuers will be primarily through
                                      American Depositary Receipts ("ADRs"). The Fund expects to earn current income mainly from dividends paid on common and preferred stocks and from interest on convertible bonds.
                                      The Adviser utilizes both "top-down" and "bottom-up"
                                      approaches in constructing the Fund's portfolio. This means the Adviser looks at the condition of the overall economy
                                      and industry segments in addition to data on individual
                                      companies. The Adviser selects stocks with the intent of
                                      realizing long-term capital appreciation, not for quick
                                      turnover. The Adviser exercises patience and discipline in making decisions to sell or continue to hold individual
                                      stocks over time.

    PRINCIPAL                         Two principal risks of investing in stocks are market risk
    INVESTMENT RISKS                  and selection risk. Market risk means that the stock market in general has ups and downs, which may affect the
                                      performance of the individual stocks held by the Fund, and thus the performance of the Fund as a whole. Selection risk means that the particular stocks that are selected by the
                                      Adviser for the Fund may underperform the market or those
                                      stocks selected by other funds with similar objectives.
                                      The Fund will invest principally in common stocks, which
                                      have historically presented greater potential for capital
                                      appreciation than fixed income securities, but do not
                                      provide the same protection of capital or assurance of
                                      income and therefore may involve greater risk of loss. The
                                      Fund may invest a significant portion of its assets in
                                      "growth securities" and/or "value securities." Growth
                                      securities typically trade at higher multiples of current
                                      earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations.
                                      Value securities bear the risk that the companies may not
                                      overcome the adverse business or other developments that
                                      caused the securities to be out of favor or that the market does not recognize the value of the company, such that the price of its securities declines or does not approach the
                                      value the Adviser anticipates.


-

                                                        SOLUTION GROWTH &
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


-


                                      The Fund's investments in foreign issuers (which will be
                                      primarily through ADR's) carry potential risks that are in addition to those associated with domestic investments. Such risks may include, but are not limited to: (1) currency
                                      exchange rate fluctuations, including adverse effects due to the Euro conversion, (2) political and financial
                                      instability, (3) less liquidity and greater volatility of
                                      foreign investments, (4) the lack of uniform accounting,
                                      auditing and financial reporting standards, and (5) less
                                      government regulation and supervision of foreign stock
                                      exchanges, brokers and listed companies.
                                      Investing in the Fund involves risks common to any
                                      investment in securities. By itself, no Fund constitutes a balanced investment program. There is no guarantee that the
                                      Fund will meet its goals. When you sell your shares in the
                                      Fund, they may be worth more or less than you paid for them.
                                      It is possible to lose money by investing in the Fund.
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.
                                      A more complete discussion of the Fund's investments and
                                      related risks can be found in the Statement of Additional
                                      Information.

                                                        SOLUTION GROWTH &

   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND
-

         PERFORMANCE BAR CHART AND TABLE(1) -- INSTITUTIONAL SHARES(2) PERFORMANCE INFORMATION
   The bar chart and table
   provide an indication of
   the risks of an investment
   in the Fund by showing
   changes in its performance
   from year to year and by
   showing how the Fund's
   average annual returns
   compare with those of a
   broad-based securities
   index. The Standard and
   Poor's 500 Composite Stock
   Price Index (the "S&P 500")
   in the table below is an
   unmanaged, independently
   maintained U.S. large
   capitalization stock index.
   The information provided
   regarding the Lipper Growth
   & Income Index and the
   Lipper Large Cap Core Index
   shows how the Fund's
   average annual total
   returns compare with the
   returns of two indexes of
   funds that the Adviser
   believes have similar
   investment objectives.

   Past performance does not
   indicate how the Fund will
   perform in the future.


                                                        SINCE FUND
                                    PAST    FIVE        INCEPTION
                                    YEAR    YEAR         (9/1/94)
 SOLUTION GROWTH & INCOME FUND      18.18%  26.05%        23.29%
 S&P 500(R) INDEX                   21.05%  28.54%        25.96%
 LIPPER GROWTH & INCOME INDEX       11.86%  20.60%        18.29%
 LIPPER LARGE CAP CORE INDEX        19.35%  25.32%        22.83%



(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.



(2) Institutional Shares are the continuation of the Fund's single class of shares (Class A Shares) that existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

                                                                        Solution Income Fund (%)

1995                                                                                       31.3

1996                                                                                      21.88

1997                                                                                      28.97

1998                                                                                      30.45

1999                                                                                      18.18



For the period January 1, 2000 through June 30, 2000, the Fund's total return
                                    was [     ]%.

Best quarter:   Q4  1998  16.30%
Worst quarter:  Q3  1998  -5.24%

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ending


December 31, 1999)

 [GRAPHIC]

                                                    SOLUTION INTERMEDIATE
            RISK/RETURN SUMMARY AND FUND EXPENSES    GOVERNMENT BOND FUND


-


    INVESTMENT OBJECTIVES             Current income consistent with preservation of capital.
    PRINCIPAL INVESTMENT              The Solution Intermediate Government Bond Fund (formerly the "Magna
    STRATEGIES                        Intermediate Government Bond Fund"), invests primarily in U.S. Government securities (those that are issued or guaranteed as to principal and/or interest payments by the U.S. Government or its agencies or instrumentalities) and high grade bonds and notes of non-governmental issuers. Under normal market conditions, at least 65% of the Fund's total assets will be invested in U.S. Government securities. The Fund will maintain a dollar-weighted average portfolio maturity between three and ten years, but may purchase individual securities with longer or shorter maturities.
                                      By limiting the maturity of its portfolio securities the Fund seeks to moderate principal fluctuations. In addition, the Fund's Adviser seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.
                                      The Fund's investments in U.S. Government securities may include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, as well as obligations of U.S. government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, FNMA, GNMA, the
                                      Federal Farm Credit Banks, the Student Loan Marketing Association, the
                                      Federal Home Loan Mortgage Corporation or the Tennessee Valley Authority.
                                      The Fund will invest primarily in issues rated in one of the three highest categories by a nationally recognized statistical rating organization
                                      ("NRSRO") (that is, rated Aaa, Aa or A by Moody's Investors Service, Inc.
                                      ("Moody's") or AAA, AA or A by Standard & Poor's Rating Service ("Standard &
                                      Poor's")) or unrated issues deemed by the Adviser to be of comparable quality. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 5% of its assets in securities rated below investment grade (for example, below BBB or Baa).
                                      The Fund may also invest in corporate debt obligations, mortgage-backed securities, collateralized mortgage obligations and repurchase agreements.
                                      While short-term interest rate bets are avoided, the Adviser constantly monitors economic conditions and adjusts portfolio maturity, where appropriate, to capitalize on interest rate trends. Security selection is managed considering factors such as credit risk and relative interest rate yields available among fixed income market sectors.
                                      While maturity and credit quality are the most important investment factors, other factors considered by the Fund when making investment decisions include:
                                      - Current yield and yield to maturity.
                                      - Potential for capital gain.

                                                    SOLUTION INTERMEDIATE

   RISK/RETURN SUMMARY AND FUND EXPENSES             GOVERNMENT BOND FUND

-


    PRINCIPAL INVESTMENT RISKS        The Fund will invest primarily in fixed income securities, which provide income and a level of protection of capital, but present less potential for capital appreciation than equity securities. Two principal risks of fixed income (bond) investing are market risk and selection risk. Market risk means that the bond market in general has ups and downs, which may affect the performance of any individual fixed income security. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives.

                                      INTEREST RATE RISK:  All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's bond investments, and of its shares, will decline. If interest rates decline, the
                                      Fund's bond investments (and its share price) will generally increase in value. In general, the shorter the maturity of a bond, the lower the risk of price fluctuation and the lower the return.

                                      CREDIT RISK:  It is possible that a bond issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its bonds. The lower a bond's rating, the greater its credit risk. Nearly all fixed income investments, including U.S. Government securities, have exposure to some degree of credit risk. U.S. Government securities may be subject to different types and amounts of credit support, as certain U.S.
                                      Government securities are not backed by the full faith and credit of the
                                      U.S. Government. Corporate bonds and notes, which may constitute up to 35%
                                      of the Fund's assets, generally involve more credit risk than U.S.
                                      Government securities. Mortgage-backed securities may also be exposed to high levels of credit risk, depending upon the credit of the assets underlying such securities, the issuer's exposure to the credit risk of its affiliates and others, and the amount and quality of any credit enhancement associated with the security.

                                      INCOME RISK:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for long-term bonds and higher for short-term bonds. Because interest rates vary, it is impossible to predict the income or yield of the
                                      Fund for any particular period.

                                      PREPAYMENT RISK:  Many of the Fund's investments, including investments in mortgage-backed securities, are subject to the risk that the principal amount of the underlying loan may be repaid prior to the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment.
                                      Prepayment exposes a Fund to potentially lower return upon subsequent reinvestment of the principal.

                                                    SOLUTION INTERMEDIATE

   RISK/RETURN SUMMARY AND FUND EXPENSES             GOVERNMENT BOND FUND

-

                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                    SOLUTION INTERMEDIATE

   RISK/RETURN SUMMARY AND FUND EXPENSES             GOVERNMENT BOND FUND
-

         PERFORMANCE BAR CHART AND TABLE(1) -- INSTITUTIONAL SHARES(2) PERFORMANCE INFORMATION
   The bar chart and table
   provide an indication of
   the risks of an investment
   in the Fund by showing
   changes in its performance
   from year to year and by
   showing how the Fund's
   average annual returns
   compare with those of a
   broad-based securities
   index. The Lipper
   Intermediate Government
   Bond Index in the table
   below is an unmanaged,
   independently maintained
   index comprised of U.S.
   Treasury issues, publicly
   issued debt of U.S.
   Government agencies, and
   corporate debt guaranteed
   by the U.S. Government.

   Past performance does not
   indicate how the Fund will
   perform in the future.


                                      PAST       FIVE           SINCE FUND
                                      YEAR       YEAR       INCEPTION (9/1/94)
 SOLUTION INTERMEDIATE GOVERNMENT
 BOND FUND                           -4.14%      5.87%             5.04%
 LIPPER INTERMEDIATE GOVERNMENT
 BOND INDEX                          -1.39%      6.63%             5.93%



(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.



(2) Institutional Shares are the continuation of the Fund's single class of shares (Class A Shares) that existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

                                                               Solution Intermediate Government Bond Fund (%)

1995                                                                                                   14.95

1996                                                                                                    3.43

1997                                                                                                    7.86

1998                                                                                                    8.19

1999                                                                                                   -4.14



For the period January 1, 2000 through June 30, 2000, the Fund's total return
                                    was [     ]%.

Best quarter:   Q2 1995   5.19%

Worst quarter:  Q2 1999  -2.12%


AVERAGE ANNUAL TOTAL RETURNS

(for the periods ending


December 31, 1999)

 [GRAPHIC]

                                                      SOLUTION TAX-EXEMPT
            RISK/RETURN SUMMARY AND FUND EXPENSES               BOND FUND


-



    INVESTMENT OBJECTIVES             Current income that is exempt from federal income tax consistent with preservation of capital. Capital appreciation is a secondary objective.

    PRINCIPAL INVESTMENT              The Solution Tax-Exempt Bond Fund (formerly the "Magna Tax-Exempt Bond
    STRATEGIES                        Fund"), normally invests at least 80% of its total assets in obligations producing income that is exempt from federal income taxation. Federally tax-exempt obligations may include municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. The Fund may invest up to 20% of its net assets in
                                      U.S. Government securities, money market instruments or "private activity"
                                      bonds (some or all of which may produce income subject to federal alternative minimum tax). The Fund maintains a dollar-weighted average portfolio maturity between 10 and 20 years.
                                      The Fund will only purchase securities rated in one of the four highest categories by an NRSRO (for example, Aaa, Aa, A or Baa by Moody's or AAA,
                                      AA, A or BBB by Standard & Poor's) or unrated securities deemed by the
                                      Adviser to be of comparable quality. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 10% of its assets in securities that have been downgraded below investment grade (for example, below Baa by Moody's or
                                      BBB by Standard & Poor's).
                                      While maturity and credit quality are the most important investment factors, the Fund also considers the following when making investment decisions:
                                      - Current yield and yield to maturity.
                                      - Potential for capital gain.

    PRINCIPAL INVESTMENT RISKS        The Fund will invest primarily in fixed income securities, which provide income and a level of protection of capital, but present less potential for capital appreciation than equity securities. The amount of information available about issuers of tax-exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded.
                                      In addition, changes in law or adverse determinations by the Internal
                                      Revenue Service could make the income from some of the Fund's investments taxable. Two principal risks of fixed income (bond) investing are market risk and selection risk. Market risk means that the bond market in general has ups and downs, which may affect the performance of any individual fixed income security. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives.

                                                      SOLUTION TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


-


                                      INTEREST RATE RISK:  All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's bond investments, and of its shares, will decline. If interest rates decline, the
                                      Fund's bond investments (and its share price) will generally increase in value. In general, the shorter the maturity of a bond, the lower the risk of price fluctuation and the lower the return.

                                      CREDIT RISK:  It is possible that a bond issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its bonds. The lower a bond's rating, the greater its credit risk. Nearly all fixed income investments have exposure to some degree of credit risk.

                                      INCOME RISK:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for long-term bonds and higher for short-term bonds. Because interest rates vary, it is impossible to predict the income or yield of the
                                      Fund for any particular period.
                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                      No performance is shown for the Solution Tax-Exempt Bond Fund because as of the date of this Prospectus, the Fund had not completed a full calendar year of operations.

 [GRAPHIC]

                                                           SOLUTION MONEY
            RISK/RETURN SUMMARY AND FUND EXPENSES             MARKET FUND

-



    INVESTMENT OBJECTIVES             Maximum current income consistent with preservation of capital and liquidity.
    PRINCIPAL INVESTMENT              The Solution Money Market Fund (formerly the "Magna Money Market Fund"),
    STRATEGIES                        invests in a variety of high-quality money market instruments, including
                                      U.S. Government securities, taxable municipal debt, commercial paper and other corporate debt obligations, certificates of deposit, repurchase agreements, bankers' acceptances and other dollar-denominated bank obligations, including obligations issued by U.S. banks, their foreign branches and/or foreign banks. At the time of purchase, all of the Fund's investments (other than U.S. Government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO (for example, Aaa by Moody's or AAA by Standard & Poor's) or, if unrated, deemed by the Adviser to be of comparable quality. In addition, all Fund investments will mature in 397 days or less, and the Fund's average maturity will not exceed 90 days.
    PRINCIPAL                         The Fund will invest primarily in high quality fixed income securities,
    INVESTMENT RISKS                  which provide income and a level of protection of capital, but present less potential for capital appreciation than equity securities. The Fund's quality and maturity limitations described above will reduce, but not altogether eliminate the following risks:
                                      INTEREST RATE RISK:  All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's bond investments, and of its shares, will decline. If interest rates decline, the
                                      Fund's bond investments (and its share price) will generally increase in value. In general, the shorter the maturity of a bond, the lower the risk of price fluctuation and the lower the return.
                                      CREDIT RISK:  It is possible that a bond issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its bonds. The lower a bond's rating, the greater its credit risk. Nearly all fixed income investments have exposure to some degree of credit risk.
                                      Corporate bonds and notes generally involve more credit risk although even
                                      U.S. Government securities are generally considered to have some credit risk. The Fund's use of repurchase agreements also involves credit risk, primarily the risk of loss if the seller defaults.
                                      INCOME RISK:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term bonds and higher for shorter-term bonds.
                                      Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.
                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.
                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.
                                      No performance is shown for the Solution Money Market Fund because as of the date of this Prospectus, the Fund had not completed a full calendar year of operations.

 [GRAPHIC]

                                                        SOLUTION TREASURY
            RISK/RETURN SUMMARY AND FUND EXPENSES       MONEY MARKET FUND

-



    INVESTMENT OBJECTIVES             High level of current income consistent with stability of principal and liquidity.
    PRINCIPAL INVESTMENT              The Solution Treasury Money Market Fund invests primarily in high-quality,
    STRATEGIES                        short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. Under normal market conditions, the Fund will invest at least 80% of its total assets in money market securities issued by the U.S. Treasury and certain U.S.
                                      government agencies and instrumentalities that provide income that is generally not subject to state income tax. All Fund investments will mature in 397 days or less, and the Fund's average maturity will not exceed 90 days.
    PRINCIPAL INVESTMENT RISKS        The Fund's investments provide income and a high level of protection of capital, but present less potential for capital appreciation than other types of securities. The Fund's issuer selection, credit quality and maturity limitations will reduce, but not altogether eliminate, the following risks:
                                      INTEREST RATE RISK:  All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's bond investments, and of its shares, will decline. If interest rates decline, the
                                      Fund's bond investments (and its share price) will generally increase in value. In general, the shorter the maturity of a bond, the lower the risk of price fluctuation and the lower the return.
                                      CREDIT RISK:  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. Although
                                      U.S. Treasury obligations have historically involved little risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
                                      INCOME RISK:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term bonds and higher for shorter-term bonds.
                                      Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.
                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.
                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.
                                      No performance is shown for the Solution Treasury Money Market Fund because as of the date of this Prospectus, the Fund had not completed a full calendar year of operations.

 [GRAPHIC]
                                                      SOLUTION TAX-EXEMPT
            RISK/RETURN SUMMARY AND FUND EXPENSES       MONEY MARKET FUND
-



    INVESTMENT OBJECTIVES             Maximum current income exempt from federal income tax consistent with preservation of capital and liquidity.

    PRINCIPAL INVESTMENT              The Solution Tax-Exempt Money Market Fund invests primarily in high-
    STRATEGIES                        quality, short-term money market instruments which pay interest that is exempt from federal income tax. Under normal market conditions, the Fund will invest at least 80% of its assets in short-term Tax-Exempt instruments.
                                      Federally tax-exempt obligations may include municipal securities and commercial paper issued by states and other local governments. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. The Fund may invest up to 20% of its net assets in short-term money market instruments or "private activity" bonds, some or all of which may produce income subject to federal alternative minimum tax.
                                      At the time of purchase, all of the Fund's investments (other than U.S.
                                      Government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO (for example, Aaa by Moody's or AAA by Standard & Poor's) or, if unrated, deemed by the Adviser to be of comparable quality. In addition, all Fund investments will mature in 397 days or less, and the Fund's average maturity will not exceed 90 days.

    PRINCIPAL INVESTMENT RISKS        The Fund's investments provide income and a high level of protection of capital, but present less potential for capital appreciation than other types of securities. The amount of information available about issuers of tax-exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded. In addition, changes in law or adverse determinations by the Internal Revenue Service could make the income from some of the Fund's investments taxable. The Fund's quality and maturity limitations described above will reduce, but not altogether eliminate, the following risks:
                                      INTEREST RATE RISK:  All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of a Fund's bond investments, and of its shares, will decline. If interest rates decline, the
                                      Fund's bond investments (and its share price) will generally increase in value. In general, the shorter the maturity of a bond, the lower the risk of price fluctuation and the lower the return.
                                      CREDIT RISK:  It is possible that a bond issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its bonds. The lower a bond's rating, the greater its credit risk. Nearly all fixed income investments have exposure to some degree of credit risk. The
                                      Fund's use of repurchase agreements also involves credit risk, primarily the risk of loss if the seller defaults.

                                                      SOLUTION TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND

-


                                      INCOME RISK:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term bonds and higher for shorter-term bonds.
                                      Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.
                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.
                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.
                                      No performance is shown for the Solution Tax-Exempt Money Market Fund because as of the date of this Prospectus, the Fund had not completed a full calendar year of operations.

   RISK/RETURN SUMMARY AND FUND EXPENSES                FEES AND EXPENSES

-

   FEES AND EXPENSES
   The following table describes the Fees and Expenses that you may pay if you buy and hold shares of the Funds:


                                                 SOLUTION     SOLUTION      SOLUTION    SOLUTION     SOLUTION       SOLUTION
                 SHAREHOLDER FEES                GROWTH &   INTERMEDIATE   TAX-EXEMPT    MONEY       TREASURY      TAX-EXEMPT
             (FEES PAID DIRECTLY FROM             INCOME     GOVERNMENT       BOND       MARKET    MONEY MARKET   MONEY MARKET
                 YOUR INVESTMENT)                  FUND      BOND FUND        FUND        FUND         FUND           FUND

    Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of offering
    price)                                         None         None          None        None         None           None
    Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends                           None         None          None        None         None           None
    Maximum Deferred Sales Load                    None         None          None        None         None           None
    ANNUAL FUND OPERATING EXPENSES (EXPENSES
    THAT ARE DEDUCTED FROM FUND ASSETS)
    Management Fees(1)                             0.75%        0.50%         0.50%       0.40%        0.40%          0.40%
    Administrative Services Fee(1)                 0.30%        0.30%         0.30%       0.25%        0.25%          0.25%
    Other Expenses                                 0.37%        0.42%         0.57%(2)   [0.37]%(2)    [0.37]%(2)    [0.37]%(2)
    Total Annual Fund Operating Expenses           1.42%        1.22%         1.37%       1.02%       [1.02]%        [1.02]%
    Fee Waiver(1)                                  0.55%        0.40%         0.50%       0.51%          --             --
    Net Annual Fund Operating Expenses             0.87%        0.82%         0.87%       0.51%       [1.02]%        [1.02]%



   (1) The Adviser has contractually agreed to waive a portion of its management fees from each of the Growth & Income Fund, Intermediate Government Bond Fund and Tax-Exempt Bond Fund through December 31, 2000, such that annual management fees will be 0.50%, 0.40% and 0.30% for the Growth & Income Fund, Intermediate Government Bond Fund and Tax-Exempt Bond Fund, respectively. The Adviser has contractually agreed to waive a portion of its management fees from the Money Market Fund, such that annual management fees will be 0.17% through August 31, 1999, and 0.20% thereafter through December 31, 2000. The Administrator has contractually agreed to waive its fees under each of the Growth & Income Fund, Intermediate Government Bond Fund, Tax-Exempt Bond Fund and Money Market Fund's Administrative Services Plan through December 31, 2000. The Administrator has contractually agreed to waive 0.03% of its administration fees from the Money Market Fund through December 31, 2000. Absent such agreement, the Money Market Fund's administration fees would be 0.20%. The Adviser may, but is under no obligation to, extend certain fee waivers beyond December 31, 2000.


   (2) Other Expenses are estimated for the current fiscal year.


The Example at the right is intended to help you compare the cost of investing in the Solution Mutual Funds with the costs of investing in other mutual funds. It estimates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. Estimated expenses through the first year of each period shown in the examples reflect applicable fee waivers; thereafter, no fee waivers are reflected.

EXAMPLE


                                                                                  1       3      5       10
                                                                               YEAR   YEARS   YEARS   YEARS
                                          SOLUTION GROWTH & INCOME FUND       $ 145   $ 449   $776   $1,702
                                          SOLUTION INTERMEDIATE GOVERNMENT
                                            BOND FUND                         $ 124   $ 387   $670   $1,477
                                          SOLUTION TAX-EXEMPT BOND FUND       $ 139   $ 434
                                          SOLUTION MONEY MARKET FUND          $ 104   $ 325
                                          SOLUTION TREASURY MONEY MARKET
                                            FUND                              $[104]  $[325]
                                          SOLUTION TAX-EXEMPT MONEY MARKET
                                            FUND                              $[104]  $[325]

   RISK/RETURN SUMMARY AND FUND EXPENSES

-

   INVESTING FOR DEFENSIVE PURPOSES


   When the Adviser determines that market conditions are appropriate, each Fund may, for temporary defensive purposes, invest up to 100% of its assets in money market instruments. (The Money Market Fund, Treasury Money Market Fund and Tax-Exempt Money Market Fund, each a "Money Fund" and collectively, the "Money Funds" may invest 100% of their assets in money market investments for any purpose.) Each of the Intermediate Government Bond Fund and the Tax-Exempt Bond Fund may also shorten its dollar-weighted average maturity below its normal range if such action is deemed appropriate by the Adviser for temporary defensive purposes. If a Fund is investing defensively, it will not be pursuing its investment objective.

   ADDITIONAL INFORMATION REGARDING FUND POLICIES


   Except for those policies specifically identified as "fundamental", the investment objectives and policies set forth in this Prospectus may be changed by the Adviser, subject to review and approval by the Trust's board of trustees, without shareholder vote. The investment objective of each of the Growth & Income Fund and Intermediate Government Bond Fund is fundamental. The investment objective of each of the Tax-Exempt Bond Fund and the Money Funds is non-fundamental, and may be changed without shareholder vote.


   INVESTMENT IN OTHER INVESTMENT COMPANIES



   Each of the Funds may invest in shares of other open-end investment companies, consistent with, and to the extent permitted by, applicable law.

 [GRAPHIC]
            FUND MANAGEMENT

   INVESTMENT ADVISER


   Union Planters Bank, National Association ("Union Planters" or the "Adviser"), One South Church Street, Suite 500, Belleville, Illinois 62220 serves as investment adviser to the Solution Mutual Funds. On October 9, 1998, Magna Bank, N.A. ("Magna Bank"), which together with its predecessors had served as the investment adviser to Solution Mutual Funds since the Funds' inception in 1994, merged with Union Planters. Union Planters, a wholly-owned subsidiary of Union Planters Corporation, is a multi-state national banking association headquartered in Memphis, Tennessee with total assets of approximately $30 billion.


   For investment advisory services provided by Union Planters, the Funds paid as follows during the fiscal year ended August 31, 1999:


                                                                AS A PERCENTAGE OF
                                                                AVERAGE NET ASSETS
                                                                  AS OF 8/31/99*
                                                          ------------------------------
     Solution Growth & Income Fund                                     0.50%
                                                          ------------------------------
     Solution Intermediate Government Bond Fund                        0.40%
                                                          ------------------------------
     Solution Money Market Fund                                        0.17%
    -------------------------------------------------------------------------------------



   * Absent expense limitations that were in place throughout this period, these amounts would have been 0.75%, 0.50% and 0.40% for the Growth & Income Fund, Intermediate Government Bond Fund and Money Market Fund, respectively.


-  PORTFOLIO MANAGERS

   Union Planters has several portfolio managers committed to the day-to-day management of the Funds.


   L. Clark Zedric is the portfolio manager for the Solution Intermediate Government Bond Fund. He received his MBA from Illinois State University and is currently Vice President of Union Planters.



   Gary J. Guthrie is the portfolio manager for the Solution Growth & Income Fund. Mr. Guthrie is a graduate of Southern Illinois University and is currently Vice President of Union Planters.


   Both Mr. Zedric and Mr. Guthrie have served as portfolio managers since these Funds' inception in 1994.


   Lucy Kasson is the portfolio manager for the Solution Tax-Exempt Bond Fund, Solution Money Market Fund, Solution Treasury Money Market Fund and Solution Tax-Exempt Money Market Fund. A graduate of DePaul University, Ms. Kasson joined Union Planters in 1999, and has served as the portfolio manager for each of these Funds since their inception. She is currently Vice President of Union Planters. Ms. Kasson has over 20 years of investment management experience, and was involved in asset management for Nuveen Advisory Corporation from 1978 until 1999.


   The Statement of Additional Information ("SAI") has more detailed information about the Adviser and the Funds' other service providers.

-  DISTRIBUTOR AND ADMINISTRATOR


   BISYS Fund Services L.P. ("BISYS") provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS Fund Services, Inc., an affiliate of BISYS, acts as the fund accountant, transfer agent and dividend paying agent of the Funds. BISYS and BISYS Fund Services, Inc. are each located at 3435 Stelzer Road, Columbus, Ohio 43219.


-

 [GRAPHIC]
            SHAREHOLDER INFORMATION

-

   PRICING OF FUND SHARES
   ----------------------------------------
   HOW NAV IS CALCULATED
   The NAV is calculated by
   adding the total value of
   the Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:
              NAV =
   Total Assets - Liabilities

  ------------------------------------------------------------------------------
        Number of Shares
           Outstanding

   ---------------------------
AVOID 31% TAX WITHHOLDING

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to
                                          shareholders who have not provided the
                                          Fund with their certified taxpayer
                                          identification number in compliance
                                          with IRS rules. To avoid this, make
                                          sure you provide your correct Tax
                                          Identification Number (Social Security
                                          Number for most investors) on your
                                          account application.

-

   THE MONEY FUNDS



   The net asset value, or NAV, of the Money Funds is expected to be constant at $1.00 per share, although this value is not guaranteed. The NAV is determined at 1:00 p.m. Eastern time on days when the New York Stock Exchange (the "Exchange") is open for regular trading. In addition to Exchange holidays, the Money Funds will also be closed on Columbus Day and Veteran's Day. The Money Funds value their securities at amortized cost. The amortized cost method involves valuing a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.



   SOLUTION GROWTH & INCOME FUND


   SOLUTION INTERMEDIATE GOVERNMENT BOND FUND


   SOLUTION TAX-EXEMPT BOND FUND



   The per share NAV for each Fund other than the Money Funds is determined and its shares are priced at the close of regular trading on the Exchange, normally at 4:00 p.m. Eastern time, on days the Exchange is open for regular trading.



   Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after a properly completed order is received and accepted by the Fund less any applicable sales charges (see "Distribution Arrangements/Sales Charges") on any day that the Exchange is open for business. For example, if you place a purchase order to buy shares of the Solution Growth & Income Fund, it must be received prior to the close of regular trading on the Exchange (generally 4:00 p.m. Eastern time) in order to receive the NAV calculated on that day. If your order is received after the close of regular trading on the Exchange that day, you will receive the NAV calculated on the next business day.



   The Funds' (other than the Money Funds) securities, other than short-term debt obligations, are generally valued at current market prices unless market quotations are not available, in which case securities will be valued by a method that the Board of Trustees believes accurately reflects fair value. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost or based on their acquisition cost.

   SHAREHOLDER INFORMATION

-

   PURCHASING AND SELLING
   YOUR SHARES

   You may purchase shares of
   the Solution Mutual Funds
   through the Funds'
   Distributor or through
   banks, brokers and other
   investment representatives,
   which may charge additional
   fees and may require higher
   minimum investments or
   impose other limitations on
   buying and selling shares.
   If you purchase shares
   through an investment
   representative, that party
   is responsible for
   transmitting orders by
   close of business and may
   have an earlier cut-off
   time for purchase and sale
   requests. Consult your
   investment representative
   or institution for specific

   information.



                                                                                      MINIMUM       MINIMUM
                                                                                      INITIAL      SUBSEQUENT
                                                             ACCOUNT TYPE          INVESTMENT(1)   INVESTMENT
                                                     Regular                           $1,000         $100
                                                     (non-retirement)
                                                     --------------------------------------------------------
                                                     Retirement (IRA)                  $  500         $100
                                                     --------------------------------------------------------
                                                     Automatic Investment
                                                     Plan                              $   50         $ 50


All purchases must be in U.S. dollars. Third-party checks are not accepted.

For details and application forms, call 1-800-219-4182 or write to: Solution
                                        Mutual Funds, P.O. Box 182754, Columbus,
                                        OH 43218-2784.


A Fund may waive its minimum investment requirement at the Adviser's or
                                        Distributor's discretion. The Adviser or
                                        Distributor may reject a purchase order
                                        if it considers it in the best interest
                                        of the Fund and its shareholders.



(1) Shareholders of the Funds as of August 31, 2000 will continue to be eligible to buy Institutional Class shares at the lower investment minimum in place at the time of their initial investment.

   SHAREHOLDER INFORMATION

-

   PURCHASING AND ADDING TO YOUR SHARES

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY MAIL

   If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

   All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:


            BY REGULAR MAIL:                              BY EXPRESS MAIL:
            Solution Mutual Funds                         Solution Mutual Funds
            P.O. Box 182754                               3435 Stelzer Road
            Columbus, OH 43218-2784                       Columbus, OH 43219
                                                          Attn: T.A. Operations


   For Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.


   2. Make check, bank draft or money order payable to "Solution Mutual Funds" and include the name of the appropriate Fund(s) on the check.


   3. Mail or deliver application and payment to address above.

   For Subsequent Investments:

   1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
      - Fund name
      - Amount invested
      - Account name and account number


   2. Make check, bank draft or money order payable to "Solution Mutual Funds" and include your account number on the check.



   3. Mail or deliver investment slip and payment to the appropriate address above.

   SHAREHOLDER INFORMATION

-

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   BY WIRE TRANSFER


   Please call Solution Mutual Funds at 1-800-219-4182 for instructions on opening an account or purchasing additional shares by wire transfer.


   Note: Your bank may charge a wire transfer fee.

   You can add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time with 60 days notice.

   AUTOMATIC INVESTMENT PROGRAM


   You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security, Supplement Security Income or other regular government checks. Automatic investments can be as little as $50.


   To invest regularly from your bank account:
     - Complete the Automatic Investment Plan portion on your Account
       Application.

         Make sure you note:
             - Your bank name, address and account number

             - The amount you wish to invest automatically (minimum $50)

             - How often you want to invest (every month, four times a year, twice a year or once a year)
     - Attach a voided personal check.


   To invest regularly from your paycheck or government check, call 1-800-219-4182 for an enrollment form.


   DIRECTED DIVIDEND OPTION


   By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in Institutional Shares of another Solution Fund. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

   -----------------------------------------------------------------------------

   REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. You can, however, elect to receive them in cash. There are no sales charges for reinvested distributions. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT MAY BE RETURNED TO YOU IN THE FORM OF A TAXABLE DISTRIBUTION.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION

   SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES

   You may sell your shares
   on any day the Exchange is
   open for regular trading
   (except, in the case of
   the Money Funds only,
   Columbus Day and Veteran's
   Day). Your sales price
   will be the NAV next
   determined after your sell
   order is received by the
   Funds, its transfer agent,
   or your investment
   representative. Normally
   you will receive your
   proceeds within a week
   after your request is
   received. See section on
   "General Policies on
   Selling Shares" below.



   If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.


   BY TELEPHONE (unless you have declined telephone sales privileges)


   1. Call 1-800-219-4182 with instructions as to how you wish to receive your funds (mail or wire). (See "General Policies on Selling
      Shares -- Verifying Telephone Redemptions" below.)


   BY MAIL (See "General Policies on Selling Shares -- When Written Redemption Requests are Required" below.)

   1. Call 1-800-219-4182 to request redemption forms (if your account is an IRA or another form of retirement plan) or write a letter of instruction indicating:
     - your Fund and account number
     - amount you wish to redeem
     - address where your check should be sent
     - account owner(s) signature


   2. Mail to: Solution Mutual Funds P.O. Box 182754 Columbus, OH 43218-2784



   BY OVERNIGHT SERVICE (See "General Policies on Selling Shares -- When Written Redemption Requests are Required" below.)

   See instruction 1 above.


   2. Send to Solution Mutual Funds c/o BISYS Fund Services Attn: T.A. Operations 3435 Stelzer Road Columbus, OH 43219


   WIRE TRANSFER

   You must indicate this option on your application.


   The Fund may charge a wire transfer fee of up to $15 per wire.

   Note: Your financial institution may also charge a separate fee.

   Call 1-800-219-4182 to request a wire transfer.


   If you call by 1 p.m. Eastern time for transfers from the Money Funds, or by 4 p.m. Eastern time for transfers from any of the other Solution Funds, your payment will normally be wired to your bank on the next business day.


WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

-

   SHAREHOLDER INFORMATION

-

   SELLING YOUR SHARES
   CONTINUED

   SYSTEMATIC WITHDRAWAL PLAN


   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. To activate this feature:

     - Make sure you've checked the appropriate box on the Account Application. Or call 1-800-219-4182.
     - Include a voided personal check.
     - Your account must have a value of $5,000 or more to start automatic withdrawals.
     - If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.


   REDEMPTION BY CHECK WRITING -- MONEY FUNDS ONLY



   You may write checks in amounts of $250 or more on your account(s) in the Money Funds. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You must maintain the minimum required account balance of $10,000 and you may not close your Money Fund account(s) by writing a check.

   GENERAL POLICIES ON SELLING SHARES

   WHEN WRITTEN REDEMPTION REQUESTS ARE REQUIRED

   You must request redemptions in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Redemption requests requiring a signature guarantee, which include each of the following.

     - Redemptions over $10,000
     - Your account registration or the name(s) in your account has changed within the last 90 days
     - The check is not being mailed to the address on your account
     - The check is not being made payable to the owner of the account
     - The redemption proceeds are being transferred to another Fund account with a different registration

   Signature guarantees can be obtained from a U.S. stock exchange member, a U.S. commercial bank or trust company, or any other financial institution that is a member of the STAMP (Securities Transfer

   SHAREHOLDER INFORMATION

-

   GENERAL POLICIES ON SELLING SHARES
   CONTINUED


   Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations that must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.


   VERIFYING TELEPHONE REDEMPTIONS

   The Funds make every effort to insure that telephone redemptions are made by authorized shareholders only. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   The Funds may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or express mail. Follow the instructions above under "Withdrawing Money From Your Fund Investment--By Mail" in this section.

   REDEMPTION IN KIND

   The Funds reserve the right to make payment in securities rather than cash, known as a "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets), or in other circumstances where the Fund deems it to be in best interests of the Fund and its other shareholders. Redemptions in kind will consist of securities equal in market value to your shares. These securities will generally consist of liquid securities, but will not generally represent a pro rata share of the relevant Fund's assets. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS


   If primarily by reason of a redemption or exchange your account falls below $25 or, in the case of the Money Funds $100, the relevant Fund may ask you to increase your balance. If it is still below the minimum after 60 days, the Fund may close your account and send you the proceeds at the current NAV.


   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

   SHAREHOLDER INFORMATION

-


   DISTRIBUTION ARRANGEMENTS



   Institutional Shares are sold through the Funds' distributor, BISYS Fund Services L.P., and are available for purchase primarily by financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions acting on their own behalf or on behalf of their qualified accounts as well as shareholders of Magna Funds as of August 31, 2000.


   ADMINISTRATIVE SERVICE FEES


   Institutional Shares of the Growth & Income Fund, Intermediate Government Bond Fund and Tax-Exempt Bond Fund may pay administrative services fees at an annual rate of up to 0.30% of the Funds' assets. Institutional Shares of the Money Funds may pay administrative services fees at an annual rate of up to 0.25% of the Funds' assets. These fees are paid to financial institutions that provide certain administrative services to their customers who own Institutional Shares of the Funds. Administrative services fees are paid from Fund assets on an ongoing basis.


   EXCHANGING YOUR SHARES


   You can exchange your Institutional Shares in one Fund for Institutional Shares of another Solution Mutual Fund (see "Notes" below). No transaction fees are charged for exchanges.


   You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   INSTRUCTIONS FOR EXCHANGING SHARES


   Exchanges may be made by sending a written request to Solution Mutual Funds, P.O. Box 182754, Columbus OH 43218-2784, or by calling 1-800-219-4182. Please provide the following information:


     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your Social Security number)

     - Dollar value or number of shares to be exchanged


     - The name and class of the Fund from which the exchange is to be made



     - The name and class of the Fund into which the exchange is being made


   See "General Policies on Selling Shares" above for important information about telephone transactions.

   SHAREHOLDER INFORMATION

-

   EXCHANGING YOUR SHARES
   CONTINUED

   AUTOMATIC EXCHANGES


   You can use the Funds' Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions from the Money Funds. To participate in the Automatic Exchange:


     - Complete the appropriate section of the Account Application.


     - Keep a minimum of $10,000 in the relevant Money Fund and $1,000 in the Fund whose shares you are buying.



   To change the Automatic Exchange instructions or to discontinue the feature, you should write to Solution Mutual Funds, P.O. Box 182754, Columbus, Ohio 43218-2784.


   NOTES ON EXCHANGES


   The registration and taxpayer identification numbers of the two accounts must be identical. If you don't have an account with the new Fund, a new account will be opened with the same features unless you write to tell us to change them.


   The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time with 60 days notice.

   Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

   The exchange privilege is available only in states where shares of the new Fund may be sold.

   If shares of a Fund are purchased by check, those shares cannot be exchanged until your check has been collected. This could take 10 days or more.

   All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds, subject to any applicable sales charge.

   DIVIDENDS AND DISTRIBUTIONS


   The Funds pay dividends to their shareholders from the Funds' respective net investment income. The Funds distribute any net capital gains that have been realized. Income dividends on the Growth & Income Fund are declared and paid quarterly, while income dividends for all other Funds are declared daily and paid monthly. Capital gains, if any, for all Funds are distributed at least annually.

   SHAREHOLDER INFORMATION

-

   TAXATION

   FEDERAL TAXES


   Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Distributions properly designated by a Fund as derived from net capital gain of a Fund will be taxable to you as such, regardless of how long you have held your shares. Other Fund distributions (other than "exempt-interest dividends" paid by the Solution Tax-Exempt Bond Fund or the Solution Tax-Exempt Money Market Fund) will generally be taxable as ordinary income. Distributions designated by the Solution Tax-Exempt Bond Fund or the Solution Tax-Exempt Money Market Fund as "exempt-interest dividends" are not generally subject to federal income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in such fund may have on the federal taxation of your benefits. In addition, an investment in the Solution Tax-Exempt Bond Fund or the Solution Tax-Exempt Money Market Fund may result in liability for federal alternative minimum tax, both for corporate and individual shareholders. You will be notified annually of the tax status of distributions to you.


   You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."


   You will generally recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund based on the difference between your tax basis in the shares and the amount you receive for them. In the case of the Money Funds, however, the recognition of gain or loss on a sale, exchange or redemption of your shares is unlikely to occur. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.


   One notable exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

   The foregoing is a summary of certain federal income tax consequences of investing in the Funds. For more information on the federal income taxation of the Funds, see the SAI. You should consult your tax adviser to determine the precise effect of an investment in the Funds on your particular tax situation (including possible liability for state and local taxes).

 [GRAPHIC]
            FINANCIAL HIGHLIGHTS

-

   FINANCIAL HIGHLIGHTS
   (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


   The Financial Highlights tables are intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted below, this information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is incorporated by reference in the Trust's Statement of Additional Information ("SAI"), which is available upon request.

   SOLUTION GROWTH & INCOME FUND


                                           FOR THE SIX                                                        SEPTEMBER 1,
                                              MONTHS         YEAR         YEAR         YEAR         YEAR         1994**
                                              ENDED         ENDED        ENDED        ENDED        ENDED        THROUGH
                                           FEBRUARY 28,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST 31,
                                              2000*          1999         1998         1997         1996          1995
    NET ASSET VALUE -- BEGINNING OF
      PERIOD                                 $  30.37      $  23.46     $ 22.18      $ 16.42      $ 14.05       $ 12.50
    ----------------------------------------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                      0.15          0.30        0.23         0.26         0.24          0.25
      Net realized and unrealized gains
        from investment transactions             1.53          7.53        1.72         6.12         2.39          1.52
    ----------------------------------------------------------------------------------------------------------------------
        Total income from investment
          operations                             1.68          7.83        1.95         6.38         2.63          1.77
    ----------------------------------------------------------------------------------------------------------------------
    LESS DISTRIBUTIONS:
      Net investment income                     (0.17)        (0.27)      (0.25)       (0.25)       (0.23)        (0.22)
      Net realized gain from investment
        transactions                            (0.15)        (0.65)      (0.42)       (0.37)       (0.03)           --
    ----------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions       (0.32)        (0.92)      (0.67)       (0.62)       (0.26)        (0.22)
    ----------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD         $  31.73      $  30.37     $ 23.46      $ 22.18      $ 16.42       $ 14.05
    ----------------------------------------------------------------------------------------------------------------------
        Total return                             5.53%        33.73%       8.84%       39.59%       18.77%        14.33%
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period
        ($000's)                             $158,343      $145,919     $74,131      $70,276      $39,995       $30,284
      Ratio of expenses to average net
        assets                                   0.86%(1)      0.87%       0.99%        1.06%        1.27%         1.25%
      Ratio of net investment income to
        average net assets                       0.99%(1)      1.05%       0.96%        1.36%        1.56%         1.98%
      Ratio of expenses to average net
        assets without fee waivers***            1.36%(1)      1.37%       1.49%        1.56%        1.77%         1.88%
      Ratio of net investment income to
        average net assets without fee
        waivers***                               0.49%(1)      0.55%       0.46%        0.86%        1.06%         1.35%
      Portfolio turnover rate                       8%            9%         26%          17%          31%           41%



*  Unaudited.


**  Commencement of operations.

*** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(1)  Annualized.

 [GRAPHIC]
            FINANCIAL HIGHLIGHTS

-

   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


   SOLUTION INTERMEDIATE

   GOVERNMENT BOND FUND


                                             FOR THE SIX                                                        SEPTEMBER 1,
                                                MONTHS         YEAR         YEAR         YEAR         YEAR         1994**
                                                ENDED         ENDED        ENDED        ENDED        ENDED         THROUGH
                                             FEBRUARY 28,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST 31,
                                                2000*          1999         1998         1997         1996          1995
    NET ASSET VALUE -- BEGINNING OF PERIOD     $ 12.04       $ 13.00      $ 12.61      $ 12.43      $ 12.75        $ 12.50
    -------------------------------------------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                       0.37          0.72         0.76         0.79         0.76           0.74
      Net realized and unrealized gains
        (losses) from investment
        transactions                             (0.31)        (0.96)        0.39         0.19        (0.32)          0.25
    -------------------------------------------------------------------------------------------------------------------------
        Total income from investment
          operations                             (0.06)        (0.24)        1.15         0.98         0.44           0.99
    -------------------------------------------------------------------------------------------------------------------------
    LESS DISTRIBUTIONS:
      Net investment income                      (0.37)        (0.72)       (0.76)       (0.79)       (0.76)         (0.74)
      In excess of net investment income            --            --           --        (0.01)          --             --
    -------------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions        (0.37)        (0.72)       (0.76)       (0.80)       (0.76)         (0.74)
    -------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD           $ 11.73       $ 12.04      $ 13.00      $ 12.61      $ 12.43        $ 12.75
    -------------------------------------------------------------------------------------------------------------------------
        Total return                              0.48%        (1.97)%       9.33%        7.96%        3.48%          8.30%
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)    $78,213       $80,607      $72,614      $64,459      $56,764        $52,085
      Ratio of expenses to average net
        assets                                    0.80%(1)      0.82%        0.90%        0.96%        1.05%          1.10%
      Ratio of net investment income to
        average net assets                        6.21%(1)      5.69%        5.92%        6.15%        5.97%          6.00%
      Ratio of expenses to average net
        assets without fee waivers***             1.15%(1)      1.17%        1.25%        1.31%        1.40%          1.43%
      Ratio of net investment income to
        average net assets without fee
        waivers***                                5.86%(1)      5.34%        5.57%        5.80%        5.62%          5.66%
      Portfolio turnover rate                        5%           16%          32%          19%          20%            34%



*  Unaudited.


**  Commencement of operations.

*** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(1)  Annualized.

 [GRAPHIC]
            FINANCIAL HIGHLIGHTS

-

   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

   SOLUTION MONEY MARKET FUND


                                                                    FOR THE SIX        JULY 7,
                                                                       MONTHS           1999**
                                                                       ENDED           THROUGH
                                                                    FEBRUARY 28,      AUGUST 31,
                                                                       2000*             1999
    NET ASSET VALUE -- BEGINNING OF PERIOD                            $  1.000         $  1.000
    --------------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                              0.025            0.007
      Net realized and unrealized gains from investment
        transactions                                                                         --
    --------------------------------------------------------------------------------------------
        Total income from investment operations                          0.025            0.007
    --------------------------------------------------------------------------------------------
    LESS DISTRIBUTIONS:
      Net investment income                                             (0.025)          (0.007)
    --------------------------------------------------------------------------------------------
        Total dividends and distributions                               (0.025)          (0.007)
    --------------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                                  $  1.000         $  1.000
    --------------------------------------------------------------------------------------------
        Total return                                                      2.56%(1)         0.67%(1)
    RATIOS AND SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)                           $188,299         $166,335
      Ratio of expenses to average net assets                             0.50%(2)         0.51%(2)
      Ratio of net investment income to average net assets                5.10%(2)         4.35%(2)
      Ratio of expenses to average net assets without fee
        waivers***                                                        1.01%(2)         1.02%(2)
      Ratio of net investment income to average net assets
        without fee waivers***                                            4.59%(2)         3.84%(2)



*  Unaudited.


**  Commencement of operations.

*** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(1)  Not annualized.


(2)  Annualized.

                           [Intentionally Left Blank]

                           [Intentionally Left Blank]

                           [Intentionally Left Blank]

                           [Intentionally Left Blank]

                           [Intentionally Left Blank]

The following additional information is available to you upon request and without charge.

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' Annual and Semi-Annual Reports to shareholders contain additional information regarding the Funds' investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered to be part of this prospectus.

You can get free copies of Annual and Semi-Annual Reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:


                            SOLUTION MUTUAL FUNDS



                            P.O. BOX 182754



                            COLUMBUS, OHIO 43218-2784


                            TELEPHONE: 1-800-219-4182

You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090.

- At no charge from the Commission's Website at http://www.sec.gov.

- By electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act file no. 811-8494

                              SOLUTION MUTUAL FUNDS

                            (formerly "Magna Funds")


                       STATEMENT OF ADDITIONAL INFORMATION


                           Institutional Class Shares


                                September 1, 2000



         This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Solution Mutual Funds (the "Trust") Prospectus (Institutional Class Shares) dated September 1, 2000, and should be read in conjunction therewith. The contents of the Prospectus are hereby incorporated into this Statement of Additional Information. A copy of the Prospectus may be obtained free of charge by writing to Solution Mutual Funds, P.O. Box 182754, Columbus, OH 43218-2784, or calling (800) 219-4182.



         The Trust's audited financial statements for the fiscal year ended August 31, 1999 included in the Trust's Annual Report, and the Trust's unaudited financial statements for the six months ended February 28, 2000 included in the Trust's Semi-Annual Report, are hereby incorporated into this Statement of Additional Information. Copies of the Trust's Annual and Semi-Annual Reports are available without charge upon request from Solution Mutual Funds, P.O. Box 182754, Columbus, Ohio 43218-2754, or by calling (800) 219-4182.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS.............................................................  - 1 -

INVESTMENT RESTRICTIONS......................................................................................  - 5 -

ADDITIONAL INFORMATION REGARDING
         FUND INVESTMENTS AND RELATED RISKS..................................................................  - 10 -

MANAGEMENT OF THE TRUST......................................................................................  - 22 -

INVESTMENT ADVISORY AND OTHER SERVICES.......................................................................  - 25 -

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................................................  - 28 -

DESCRIPTION OF THE TRUST.....................................................................................  - 30 -

RECORD AND BENEFICIAL OWNERS OF 5% OR
         MORE OF THE FUND'S SHARES...........................................................................  - 33 -

NET ASSET VALUE AND PUBLIC OFFERING PRICE....................................................................  - 33 -

SHAREHOLDER SERVICES.........................................................................................  - 35 -

REDEMPTIONS..................................................................................................  - 37 -

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS.................................................  - 38 -

PERFORMANCE INFORMATION......................................................................................  - 42 -

APPENDIX A...................................................................................................     A-1

DESCRIPTION OF CERTAIN FUND INVESTMENTS......................................................................     A-1

APPENDIX B...................................................................................................     B-1

DESCRIPTION OF BOND RATINGS .................................................................................     B-1

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS


         The investment objective and policies of each Fund (a "Fund") of Solution Mutual Funds (the "Trust") are summarized in the Trust's Prospectus. The investment policies set forth in the Prospectus and in this Statement of Additional Information may be changed by Union Planters Bank, National Association ("Union Planters"), the Funds' adviser, subject to review and approval by the Trust's board of trustees, without shareholder approval, except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectus and this Statement of Additional Information means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which 50% or more of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The investment objectives of each of the Growth & Income Fund and Intermediate Government Bond Fund are fundamental.


         There is no assurance that any Fund will achieve its investment objective. The Funds are permitted to invest in a variety of different securities and instruments, subject to the policies and limitations set forth in the Prospectus and this Statement of Additional Information. The Funds are not required, however, to use all of the different investment instruments and techniques described in the Prospectus or this Statement of Additional Information. At any particular time, each Fund's assets will consist of investments that Union Planters believes are appropriate for that Fund under the market and economic conditions in effect at that time, consistent with the Fund's investment objectives and policies.

Growth & Income Fund

         As described in the Prospectus, the investment objective of the Growth & Income Fund is to seek long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends (or interest, in the case of certain convertible securities). Over time, continued growth of earnings tends to lead to higher dividends and enhancement of capital value. The Fund may also purchase such securities which do not pay current dividends but which offer prospects for growth of capital and future income. The Fund may invest a portion of its assets in securities of foreign issuers traded in U.S. securities markets, which may subject it to special risks. The Fund allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

         In addition, the Fund may invest up to 10% of its total assets in debt obligations with maturities of longer than one year at the time of purchase, including U.S. Government Securities, high grade bonds and notes of non-governmental issuers and other fixed income securities generally suitable for investment by the Intermediate Government Bond Fund. The

Fund may also invest in repurchase agreements, and may engage in options transactions for hedging purposes.

Intermediate Government Bond Fund

         As described in the Prospectus, the investment objective of the Intermediate Government Bond Fund is to achieve current income consistent with preservation of capital. The Fund pursues this objective by investing in a portfolio consisting primarily of U.S. Government Securities, and high grade bonds and notes of non-governmental issuers. Under normal circumstances, the Fund will invest at least 65% of its total assets in U.S. Government Securities, which include all securities issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Repurchase agreements that are fully collateralized by U.S. Government Securities will be treated as U.S. Government Securities for the purpose of this 65% test. U.S. Government Securities include certain mortgage-backed securities. The Fund will maintain a dollar-weighted average portfolio maturity of between three and ten years, but may purchase individual securities with longer or shorter maturities. For purposes of computing average maturity, (1) securities that are subject to call, refund or redemption will be treated as maturing on the ultimate maturity date unless Union Planters believes it is probable that the issuer of the security will take advantage of the call, refund or redemption provision (in which case the date of such probable call, refund or redemption will be treated as the maturity date), (2) new issues by the Government National Mortgage Association ("GNMA") or the Federal National Mortgage Association ("FNMA"), which typically have a 30-year stated maturity, will be treated as having a 12-year maturity unless Union Planters believes, based on publicly available information from a nationally recognized source, that the issue will have a longer or shorter average life; and (3) certain nominally long-term securities will be deemed to have a shorter-maturity because of the existence of a demand feature exercisable by the Fund prior to the stated maturity.

         The securities in which the Fund invests include, but are not limited to:

- direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds;

- obligations of U.S. government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, FNMA, GNMA, the Federal Farm Credit Banks, the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation or the Tennessee Valley Authority;

- corporate debt obligations having floating or fixed rates of interest and rated in one of the three highest categories by a nationally recognized statistical rating organization ("NRSRO") (that is, rated Aaa, Aa or A by Moody's Investors Service, Inc. ("Moody's") or AAA, AA or A by Standard & Poor's Rating Service ("Standard & Poor's") or Fitch Investors Service, Inc. ("Fitch")), or which are not rated but are of comparable quality in the judgment of Union Planters;

- asset-backed securities rated A or higher by an NRSRO, which may include, but are not limited to interests in pools of receivables such as motor vehicle installment purchase obligations and credit card receivables;

-        mortgage-backed securities;

-        collateralized mortgage obligations; and

-        repurchase agreements collateralized by eligible investments.

If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 5% of its assets in securities that have been downgraded below investment grade (that is, below BBB or Baa).

         The Fund may also engage in options transactions for hedging purposes.

Tax-Exempt Bond Fund


         In addition to the investments described in the Prospectus, the Tax-Exempt Bond Fund may also invest in any of the securities and other instruments described above with respect to the Intermediate Government Bond Fund. As a result, a portion of the income earned by the Tax-Exempt Bond Fund may not be exempt from federal income taxation when distributed to shareholders.



Money Market Fund, Treasury Money Market Fund and Tax-Exempt Money Market Fund (each a "Money Fund" and collectively, the "Money Funds")



         Each Money Fund will invest only in securities that Union Planters, acting under guidelines established by the Trust's board of trustees, has determined are of high quality and present minimal credit risk. For a description of certain money market instruments in which the Money Funds may invest, and the related descriptions of the ratings of Standard & Poor's and Moody's, see Appendices A and B to this Statement. Money market instruments maturing in less than one year may yield less than obligations of comparable quality having longer maturities.



         As described in the Prospectus, each of the [Money Market Fund's] investments may include certain U.S. dollar-denominated obligations of foreign banks or of foreign branches and subsidiaries of U.S. banks, which may be subject to foreign economic, political and legal risks. Such risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, difficulties in obtaining and enforcing a judgment against a foreign obligor, exchange control regulations (including currency blockage), and the expropriation or nationalization of assets or deposits. Foreign branches of U.S. banks and foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches and banks may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping and the public availability of information. Obligations of such branches or banks will be purchased only when Union Planters believes the risks are minimal.


         Considerations of liquidity, safety and preservation of capital may preclude the Money Funds from investing in money market instruments paying the highest available yield at a particular time. Each Money Fund, consistent with its investment objective, attempts to maximize yields by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Each Money Fund may also invest to take advantage of what are believed to be temporary disparities in the yields of the different segments of the high quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be purchased by the Money Funds, may result in frequent changes in each Money Fund's portfolio. There are usually no brokerage commissions as such paid by the Money Funds in connection with the purchase of securities of the type in which each Money Fund invests.


         As described in the Prospectus, all of the investments of each of the Money Funds will, at the time of investment, have remaining maturities of 397 days or less. The average maturity of the each of the Money Fund's portfolio securities based on dollar value will not exceed 90 days at the time of each investment. If the disposition of a portfolio security by a Money Fund results in a dollar-weighted average portfolio maturity for such Fund in excess of 90 days, the Fund will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable. For the purposes of the foregoing maturity restrictions, variable rate instruments that are scheduled to mature in more than 397 days are treated as having a maturity equal to the longer of (i) the period remaining until the next readjustment of the interest rate and (ii) if the Fund is entitled to demand prepayment of the instrument, the notice period remaining before the Fund is entitled to such prepayment; other variable rate instruments are treated as having a maturity equal to the shorter of such periods. Floating rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the notice period remaining before the Fund is entitled to demand prepayment of the instrument; other floating rate instruments, and all such instruments which are U.S. Government Securities, are treated as having a maturity of one day.

         The value of the securities held by the Money Funds can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at a loss. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security was held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of a Money Fund's shares could require the sale of portfolio investments at a time when a sale might not be desirable.

         After purchase by a Money Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such a Fund. Neither event will necessarily require a sale of such security by such a Fund. However, such event will be considered in determining whether the Fund should continue to hold the security. To the extent that the ratings given by Moody's or Standard & Poor's (or another SEC-approved NRSRO) may change as a result of changes in such organizations or their rating systems, each Fund will, in accordance with standards approved by the Board of Trustees, attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus.

                             INVESTMENT RESTRICTIONS

Investment Restrictions - All Funds except the Money Funds

         In addition to its investment objective and policies set forth in the Prospectus, the following investment restrictions are policies of each Fund (and those marked with an asterisk are fundamental policies of each Fund):

         Each such Fund will not:

                  (1) Invest in companies for the purpose of exercising control or management.

                  *(2) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

                  *(3) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent any Fund from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

                  *(4) Make loans. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or of a type commonly purchased by financial institutions, is considered the making of a loan.)

                    (5) Except for the Tax-Exempt Bond Fund, purchase any security (other than a U.S. Government Security) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer.


                    (6) Invest more than 5% of its total assets (taken at current value) in securities of companies that (with predecessor companies) have a record of less than three years of continuous operations.


                    (7) Except for the Tax-Exempt Bond Fund, acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues as a single class and all debt issues as a single class) or acquire more than 10% of the outstanding voting securities of an issuer.


                    (8) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or in connection with a merger, consolidation or similar transaction. (Under the Investment Company Act of 1940 (the "1940 Act"), each Fund generally may not: (a) invest more than 10% of its total assets (taken at current value) in such securities; (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value); or (c) own more than 3% of the outstanding voting stock of any one investment company.)

                    (9) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that each Fund may pledge assets having a value not exceeding 10% of its total assets to secure borrowings permitted by restriction (12) below. (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

                    (10) Purchase or retain securities of an issuer if officers and trustees of the Trust and officers and directors of its investment adviser who individually own more than 1/2 of 1% of the shares or securities of such issuer together own more than 5% of such shares or securities.

                  *(11) Purchase any security (other than U.S. Government Securities) if, as a result, 25% or more of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

                  *(12) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

                  *(13) Purchase securities on margin (except such short term credits as are necessary for clearance of transactions); or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

                    (14) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Union Planters or its affiliates or accounts under their management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

                    (15) Purchase any illiquid security if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities; provided, however, that no more than 10% of the Fund's total assets may be invested in the aggregate in (1) restricted securities, (2) securities of companies that (with predecessor companies) have a record of less than three years of continuous operations and (3) securities that are not readily marketable.

                    (16) Write or purchase puts, calls or combinations of both except that each Fund may (1) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (2) write, purchase and sell put and call options on securities, securities indices or futures contracts and (3) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

                  *(17) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (9) above; any borrowing permitted by restriction (12) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

         Each Fund intends, based on the views of the staff of the Securities and Exchange Commission (the "SEC"), to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to 15% of the Fund's net assets.

         Although authorized to invest in restricted securities, each Fund, as a matter of non-fundamental operating policy, currently does not intend to invest in such securities in the coming year. Although authorized to make short sales subject to the condition specified in restriction (13) above, each Fund as a matter of non-fundamental operating policy currently does not intend to make such short sales in the coming year. Although authorized under restriction (16) above to write, purchase and sell put and call options on currencies and to enter into currency forward contracts, each Fund, as a matter of non-fundamental operating policy, currently does not intend to do so in the coming year.

Investment Restrictions - The Money Funds

         The following is a list of the Money Funds' investment restrictions. The restrictions set forth in the numbered paragraphs marked with an asterisk are fundamental policies and, accordingly, will not be changed by a Money Fund without the consent of the holders of a majority of the outstanding voting securities of such Fund.

         Each such Fund will not:

         (1) Purchase any security (other than U.S. Government Securities and repurchase agreements relating thereto) if, as a result, more than 5% of the Fund's total assets (taken at current value) would be invested in securities of a single issuer. This restriction applies to securities subject to repurchase agreements but not to the repurchase agreements themselves;

         *(2) Purchase any security if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. This restriction does not apply to U.S. Government Securities and bank obligations. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents;

         *(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales;

         (4) Acquire more than 10% of the total value of any class of the outstanding securities of an issuer or acquire more than 10% of the outstanding voting securities of an issuer. This restriction does not apply to U.S. Government Securities;

         *(5) Borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment), in excess of 10% of its total assets (taken at cost) or 5% of such total assets (taken at current value), whichever is lower;

         (6) Pledge, mortgage or hypothecate more than 10% of its total assets (taken at cost);

         *(7) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its objective and investment policies. This restriction does not apply to repurchase agreements;

         *(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contractors or real estate. This restriction does not prevent the Fund from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts;

         *(9) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

         (10) Make investments for the purpose of exercising control or management;

         (11) Participate on a joint or joint and several basis in any trading account in securities (the "bunching" of orders for the purchase or sale of portfolio securities with other accounts under the management of Union Planters to reduce acquisition costs, to average prices among them, or to facilitate such transactions, is not considered participating in a trading account in securities);


         (12) Write or purchase puts, calls or combinations thereof; except that the Fund may (1) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, and (2) write, purchase and sell put and call options on securities, securities indices, futures contracts and currencies; or



         (13) Issue senior securities. (For the purpose of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction 6 above; any borrowing permitted by restriction 5 above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variational margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)


         A Money Fund will not purchase any security restricted as to disposition under federal securities laws if, as a result, more than 10% of such Fund's net assets would be invested in such securities or in other securities that are illiquid.


         The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are "illiquid" securities. Each Money Fund currently intends to conduct its operations in a manner consistent with this view. In addition, certain loan participations may be "illiquid" securities for this purpose.


         Except as otherwise stated, all percentage limitations set forth in this Statement of Additional Information and/or the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

         Each Fund is a "diversified" fund as such term is defined under the 1940 Act. This means that it is a fundamental policy of each Fund, which may not be changed without shareholder approval, that at least 75% of the value of each such Fund's total assets are represented by cash and cash items (including receivables), U.S. Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the relevant Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer.

                        ADDITIONAL INFORMATION REGARDING
                       FUND INVESTMENTS AND RELATED RISKS

U.S. GOVERNMENT SECURITIES

         As described in the Prospectus, each Fund may invest in U.S. Government Securities. U.S. Government Securities include direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities and instrumentalities, including, among others, the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Banks, the Tennessee Valley Authority, the Student Loan Marketing Association and the Small Business Administration. More detailed information about some of these categories of U.S. Government Securities follows.

         - U.S. Treasury Bills--Direct obligations of the United States Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the United States Government.

         - U.S. Treasury Notes and Bonds--Direct obligations of the United States Treasury issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the United States Government.

         - "Ginnie Maes"--Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

         - "Fannie Maes"--The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

         - "Freddie Macs"--The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the United States Government. Freddie Macs are participation certificates issued by FHLMC that represent interests in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the United States Government.

         As described in the Prospectus, U.S. Government Securities do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

WHEN-ISSUED SECURITIES

         Each Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed-income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (i.e., on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account cash, U.S. Government Securities or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. No income is generally earned on these securities until after delivery. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the

Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

CONVERTIBLE SECURITIES

         The Growth & Income Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion feature. A convertible security will normally also provide fixed income stream. For this reason, a convertible security may not decline in price as rapidly as the underlying common stock.

         Union Planters will select convertible securities to be purchased by the Growth & Income Fund based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and to decrease in value when interest rates rise. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. The Growth & Income Fund will not purchase any convertible security that is rated below BBB by Standard & Poor's or Baa by Moody's (or that is unrated but determined by Union Planters to be comparable in quality to securities rated below BBB or
Baa), if as a result of such purchase more than 5% of the Fund's total assets would be invested in such securities. Securities rated BBB or Baa or lower (and comparable unrated securities) have speculative characteristics. Unfavorable changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer of these securities to make principal and interest payments than is the case with higher quality securities.

ZERO COUPON BONDS


         The Intermediate Government Bond Fund and the Tax-Exempt Bond Fund may each invest in zero coupon bonds. Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Such bonds are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon bonds having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because a Fund investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

REPURCHASE AGREEMENTS

         Each Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Funds the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government or the issuer of any other high quality money market instrument underlying the agreement, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement. The Funds will enter into repurchase agreements only where the market value of the underlying security equals or exceeds the repurchase price, and the Fund will require the seller to provide additional collateral if this market value falls below the repurchase price at any time during the term of the repurchase agreement.

LOANS OF PORTFOLIO SECURITIES

         Each Fund may lend its portfolio securities to broker-dealers under contracts calling for cash or eligible liquid securities as collateral equal to at least the market value of the securities loaned, marked to the market on a daily basis. A Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds, subject to the investment restrictions listed above. Any voting rights, or rights to consent, relating to securities loaned pass to the borrowers. However, if a material event affecting the investment occurs, such loans may be called so that the securities may be voted by the Fund. The Funds pay various fees in connection with such loans. If the borrower of the security does not redeliver the loaned securities as required by the terms of the loan, the Fund has rights to sell the collateral. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the collateral while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement.

OPTIONS

         Each Fund may engage in options transactions for hedging purposes.

         An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options may be traded on or off an established securities exchange.

         If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.

         The successful use of options depends in part on the ability of Union Planters to forecast correctly the direction and extent of interest rate or stock price movements within a given time frame. To the extent interest rates or stock prices move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or stock prices move during the period that the Fund holds options positions, the Fund will pay the cost of acquiring those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

         An over-the-counter option (an option not traded on an established exchange) may be closed out only with the other party to the original option transaction. While each Fund will seek to enter into over-the counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, a Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of exchange-listed options by the Options Clearing Corporation or other clearing organization.

         The staff of the SEC has taken the position that over-the-counter options should be treated as illiquid securities for purposes of each Fund's investment restriction prohibiting it from investing more than 15% of its net assets in illiquid securities. The Funds intend to comply with this position.

FUTURES AND RELATED OPTIONS TRANSACTIONS

         A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without actually delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

         Each Fund (except for the Money Funds) may buy or sell futures contracts relating to U.S. Government Securities, and may buy or sell options on such futures contracts. In addition, the Growth & Income Fund may buy or sell futures contracts relating to stock indexes, and may buy or sell options on such futures contracts.

         These Funds may use futures contracts to "hedge" against the adverse effects of broad movements in the securities markets or changes in the value of specific securities. For example, to protect against the fall in the value of its investments in long-term debt securities that would result from an increase in interest rates, the Intermediate Government Bond Fund might sell futures contracts with respect to U.S. Government Securities. Then if interest rates do rise and the value of the securities declines, the value of the futures contracts should increase. Likewise, if the Intermediate Government Bond Fund holds cash reserves and short-term investments and Union Planters expects interest rates to fall, the Fund might purchase futures contracts on U.S. Government Securities. If, as expected, the market value both of long-term debt securities and futures contracts with respect thereto increases, the Fund would benefit from a rise in the value of long-term securities without actually buying them until the market had stabilized. The Growth & Income Fund could make similar use of stock index futures, to hedge against broad movements in stock market values.

         Options on futures contracts may also be used for hedging. For example, if the value of the Intermediate Government Bond Fund's portfolio securities is expected to decline as a result of an increase in interest rates, the Fund might purchase put options on futures contracts rather than selling futures contracts. Similarly, to hedge against an anticipated increase in the price of long-term debt securities, the Fund might purchase call options as a substitute for the purchase of futures contracts.

         When a Fund enters into a futures contract, it is required to deposit with the broker as "initial margin" an amount of cash or short-term U.S. Government Securities equal to approximately 5% of the contract amount. That amount is adjusted by payments to or from the broker ("variation margin") as the value of the contract changes. The Funds will not purchase or sell futures contracts or related options if as a result a Fund's initial margin deposits plus premiums paid for outstanding related options would be greater than 5% of such Fund's total assets. Further information concerning futures contracts and options on futures contracts is set forth below.

         Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of commodity or financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the underlying commodity or financial instrument in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until at or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. A stock index futures contract is similar except that the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. Futures contracts are traded only on commodity exchanges--known as "contract markets"--approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of a contract market.

         Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, it realizes a loss.

         The purchase of (that is, assuming a long position in) or sale of (that is, assuming a short position in) a futures contract differs from the purchase or sale of a security or an option, in that no price or premium is paid or received. Instead, an amount of cash or U.S. Treasury bills generally not exceeding 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

         Each Fund (except for the Money Funds) may engage in transactions in futures contracts for the purpose of hedging against changes in the values of securities. Each such Fund may sell such futures contracts in anticipation of a decline in the value of its investments. The risk of such a decline could be reduced without employing futures as a hedge by selling long-term debt securities or equity securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce a Fund's average yield (with respect to futures on debt securities) as a result of the shortening of maturities. The sale of futures contracts provides an alternative means of hedging a Fund against a decline in the value of its investments in debt or equity securities. As such values decline, the value of a Fund's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the securities that are being hedged. While the Fund will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of debt or equity securities. Employing futures as a hedge may also permit a Fund to assume a defensive posture without reducing its yield on its investments.

         Stock Index Futures. A stock index assigns relative values to the common stocks included in the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

         The Growth & Income Fund may engage in transactions in stock index futures contracts only for hedging purposes. Examples of the use of such contracts for hedging purposes include (1) the sale of a futures contract to offset possible declines in the value of securities the Fund owns and (2) the purchase of a futures contract when the Fund holds cash and seeks to protect against the possibility that the equity markets will rise before the Fund has had the opportunity to invest the cash in equity securities. As discussed below under "Risk Factors in Options and Futures Transactions," the Fund will generally not own (or intend to own) all of the securities in the index that is the subject of the futures contract. Thus, hedging through stock index futures involves significant "correlation risk."

         Call Options on Futures Contracts. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying securities or index, it may be more or less risky than ownership of the futures contract or underlying securities. As with the purchase of a futures contract, the Funds may purchase a call option on a futures contract to hedge against a market advance when the Fund is not fully invested.

         Put Options on Futures Contracts. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. The Funds may purchase put options on futures contracts to hedge against the risk of rising interest rates or declines in stock market prices. The Funds may purchase put options on futures contracts for the same reasons as they would sell futures contracts.

LIMITATIONS ON THE USE OF OPTIONS AND FUTURES PORTFOLIO STRATEGIES

         The Funds will not "over-hedge," that is, no Fund will maintain open short positions in futures contracts if, in the aggregate, the value of its open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical volatility relationship between the portfolio and futures contracts.

         A Fund's ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in certain options and futures are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, a Fund's ability to engage in options and futures transactions may be limited by tax considerations, CFTC rules and transaction costs.

RISK FACTORS IN OPTIONS AND FUTURES TRANSACTIONS

         Options Transactions. An exchange-traded option may be closed out only on a national securities exchange (an "Exchange"), which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to realize any profit. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         The Exchanges have established limitations governing the maximum number of options that may be written by an investor or group of investors acting in concert. It is possible that the Trust, Union Planters and its affiliates and their other clients may be considered to be such a group. These position limits may restrict the Funds' ability to purchase or sell options on a particular security.

         Futures Transactions. Investment by a Fund in futures contracts involves risk. Some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged security is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of a futures contract approaches.

         Futures contracts or options thereon may be used to hedge against a possible increase in the price of securities that a Fund anticipates purchasing. In such instances, it is possible that the market may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market decline or for other reasons, the Fund may realize a loss on the futures contract or option that is not offset by a reduction in the price of securities purchased.

         The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

         The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges, which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days.

         The successful use of transactions in futures and related options also depends on the ability of Union Planters to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates or stock index levels remain stable during the period in which a futures contract or related option is held by a Fund or such rates or index levels move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities.

As a result, a Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

MORTGAGE-BACKED AND OTHER ASSET BACKED SECURITIES


         The Intermediate Government Bond Fund, Tax-Exempt Bond Fund and the Money Funds may invest in various types of asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government-related or private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different classes of debt securities, with some classes entitled to receive regular installments of principal and interest, other classes entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other classes entitled to receive payments of principal and accrued interest only at maturity or upon specified call dates. Different classes of securities will bear different interest rates, which may be fixed or floating. Certain classes may be entitled to receive only interest, or only principal; the value of these classes may fluctuate dramatically during periods when market interest rates are changing.


         Because the loans held in an asset pool often may be prepaid without penalty or premium (with prepayments passed through to the holders of the asset-backed securities), asset-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. For example, prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that a Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations ("CMOs") (see below), prepayments may be allocated to one class of securities ahead of other classes, in order to reduce the risk of prepayment for the other classes. Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by a Fund, which would be taxed as ordinary income when distributed to shareholders.

         CMOs are bonds issued by single purpose finance subsidiaries or trusts established by financial institutions, government agencies, brokerage firms or companies related to the construction industry. CMOs purchased by the Fund may be:

         - collateralized by pools of mortgages in which every mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

         - collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer of the CMO and such guarantee is collateralized by government securities; or

         - securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

         No Fund will invest more than 25% of its total assets in CMOs.

         A Fund may invest in non-mortgage related asset-backed securities, including interests in pools of receivables, such as credit card or other accounts receivable, student loans or motor vehicle and other installment purchase obligations and leases. The securities, which are generally issued by non-governmental entities and carry no direct or indirect government guarantee, are structurally similar to collateralized mortgage obligations and mortgage pass-through securities. Like mortgage-backed securities, other asset-backed securities are typically subject to substantial prepayment risk.

         Many mortgage-backed securities are issued or guaranteed by a U.S. Government agency or instrumentality, such as GNMA, FNMA or the Federal Home Loan Mortgage Corporation; they are treated as U.S. Government Securities for purposes of the Intermediate Government Bond Fund's policy of normally investing at least 65% of its total assets in U.S. Government Securities. For purposes of this policy, this Fund will not treat as a U.S. Government Security any mortgage or other asset-backed security that is not issued or guaranteed by a U.S. Government agency, authority or instrumentality (even if the underlying mortgages or other assets are Government-guaranteed). These non-U.S. Government mortgage-backed or other asset-backed securities will constitute less than 25% of the Intermediate Government Bond Fund's total assets, and together with any other assets that are not U.S. Government Securities will normally constitute less than 35% of the Fund's total assets.

         The credit characteristics of mortgage-backed and other asset-backed securities differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities (other than those issued or guaranteed by a U.S. Government agency or instrumentality) depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

         Each Fund may invest up to 10% of its total assets in securities of other investment companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees and other operating expenses of that investment company, which are in addition to the management fees the Fund pays Union Planters and the Fund's other expenses.

         Pursuant to the terms of an exemptive order received by the Trust from the Securities and Exchange Commission, the Growth & Income Fund, the Intermediate Government Bond Fund and the Tax-Exempt Bond Fund may each purchase and redeem shares of the Money Funds. Any such investments will result in Union Planters receiving management fees from both the investing Fund and the relevant Money Fund. Any such investments will also count toward the investing Fund's 10% limitation described above.

                             MANAGEMENT OF THE TRUST

         The trustees and officers of the Trust and their principal occupations during the past five years are as follows (an asterisk indicates a trustee who is an "interested person" of the Trust as defined in the 1940 Act):


                                                                        PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE                  POSITION WITH THE TRUST          DURING THE PAST FIVE YEARS
---------------------                  -----------------------          --------------------------
Robert R. Archibald, Ph.D                    Trustee                       President, Missouri
(51)                                                                       Historical Society
Missouri Historical Society
P.O. Box 11940
St. Louis, MO  63112-0940

Earl E. Lazerson     (68)                    Trustee                       Director, National Stockyards;
5 Hidden Valley Lane                                                       Director, AAA of Missouri;
Edwardsville, IL  62022                                                    President (until 1993) and
                                                                           Professor (until 1994), So. Illinois
                                                                           University at Edwardsville

Brad L. Badgley*     (48)                    Trustee                       Attorney, Heiligenstein &
Heiligenstein & Badgley PC                                                 Badgley, PC; Director, Magna
30 Public Square                                                           Trust Company (an affiliate of
Belleville, Illinois 62220                                                 Magna Bank, N.A., which merged
                                                                           into Union Planters in 1998) (until
                                                                           1997); Director, Banc Star One
                                                                           (1995 to present)

Robert E. Saur     (56)                      Trustee                       President and Owner,
750 S. Hanley Street                                                       Conrad Properties Corp.
Clayton, MO 63105                                                          (real estate); Director, Enterbank
                                                                           Holding Company

Harry R. Maier*     (53)                     Trustee                       Chief Executive Officer,
118 Sun Lake Dr.                                                           Memorial Hospital
Belleville, IL 62221                                                       Belleville, Illinois




Neil Seitz (56)                              Trustee                       Dean, School of Business, Saint
School of  Business                                                        Louis University; Professor,
Saint Louis University                                                     Saint Louis University (until 1993)
3674 Lindell Blvd.
St. Louis, MO 63108

Walter B. Grimm (54)                         President                     Senior Vice President, BISYS
BISYS Fund Services                                                        Fund Services, Limited
3435 Stelzer Road                                                          Partnership; President, Leigh
Columbus, Ohio 43219                                                       Investments Consulting
                                                                           (investments firm)

[Charles L. Booth (39)                       Vice President                Vice President, BISYS
BISYS Fund Services                                                        Fund Services, Inc.]
3435 Stelzer Road
Columbus, Ohio 43219

Gary Tenkman (30)                            Treasurer                     From April 1998 to present,
3435 Stelzer Road                                                          employee of BISYS Fund Services;
Columbus, Ohio 43219                                                       from September 1990 to April 1998,
                                                                           employee of Ernst & Young LLP

[Robert L. Tuch (48)                         Secretary                     Vice President, BISYS Fund
BISYS Fund Services                                                        Services, Inc.]
3435 Stelzer Road
Columbus, Ohio 43219

[Alaina V. Metz (32)                         Assistant Secretary           Chief Administrator,
BISYS Fund Services                                                        Administrative and Regulatory
3435 Stelzer Road                                                          Services, BISYS Fund Services,
Columbus, Ohio 43219                                                       Limited Partnership]

[Warren Leslie (38)                          Assistant Secretary           From May 1995 to present,
BISYS Fund Services                                                        employee of BISYS Fund Services;
3435 Stelzer Road                                                          from April 1988 to May 1995,
Columbus, Ohio 43219                                                       employee of American Express]


-----------------
* Trustee who is an "interested person" (as defined in the 1940 Act) of the Trust. Mr. Maier and Mr. Badgley are "interested persons" by reason of owning shares of Union Planters Corporation, the ultimate parent company of Union Planters.

         Previous positions of officers of the Trust during the past five years with BISYS or its affiliates are omitted if not materially different from their current positions. Mr. Grimm was first elected by the trustees to serve in the office noted above in January 1997. Ms. Metz and Messrs. Booth and Tuch were first elected by the trustees to serve in the offices noted above in October 1997. Messrs. Tenkman and Leslie were first elected by the trustees to service in offices noted in April 1999. Each officer of the Trust serves at the pleasure of the trustees until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified.

         The Trust pays no compensation to its officers. Each trustee is compensated at the rate of $5,000 per annum plus $500 for each meeting of the trustees he attends. These costs are spread across all Funds of the Trust, and are allocated to each Fund pro rata based on their relative average net assets for the relevant fiscal period. The Trust provides no pension or retirement benefits to Trustees, but has adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in each Fund on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

         The following table sets forth the amount of the compensation paid (or deferred in lieu of current payment) by the Trust during its fiscal year ended August 31, 1999 to the persons who served as Trustees during all or any portion of such fiscal year:

                                                      TOTAL
                                                      COMPENSATION
PERSON                                                FROM TRUST
------                                                ----------
Robert R. Archibald                                   $7000

Brad L. Badgley                                       $7000

Earl E. Lazerson                                      $7000

Harry R. Maier                                        $7000

Robert E. Saur                                        $7000

Neil Seitz                                            $7000


         As of June 1, 2000, the Trustees and officers of the Trust beneficially owned as a group less than 1% of the outstanding shares of each Fund.



         Each of the Trust, Union Planters Bank, and BISYS Fund Services, the Trust's Distributor, has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

         Under a separate investment advisory agreement with each Fund, Union Planters provides investment advice for, and supervises the investment programs of, the Funds. Union Planters, located at 1401 South Brentwood Boulevard, St. Louis, Missouri 63144, is a wholly-owned subsidiary of Union Planters Holding Corporation, itself a wholly-owned subsidiary of Union Planters Corporation, a Tennessee corporation and a bank holding company. Union Planters Corporation, headquartered in Memphis, Tennessee, is one of the largest banking organizations in the country, with total assets of approximately $[30] billion. Through their offices in twelve states, Union Planters Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses.


         Each of the Funds pays Union Planters an annual investment advisory fee based on a percentage of the Fund's average daily net assets. Pursuant to Union Planters' agreement to reduce its advisory fees through December 31, 2000, such fees are as follows: Intermediate Government Bond Fund, 0.40%; Growth & Income Fund, 0.50%; Tax-Exempt Bond Fund, 0.30%; Money Market Fund, 0.17% (through August 31, 2000) and 0.20% thereafter through

December 31, 2000. Without such reductions, such fees would be as follows:
Intermediate Government Bond Fund, 0.50%; Growth & Income Fund, 0.75%; Tax-Exempt Bond Fund, 0.50%, Money Market Fund, 0.40%.



         Each advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the board of trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an advisory agreement must be approved (i) by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each agreement may be terminated without penalty by vote of the board of trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days' written notice, or by Union Planters upon ninety days' written notice, and terminates automatically in the event of its assignment. In addition, each agreement will automatically terminate if the Trust or the Fund shall at any time be required by Union Planters to eliminate all reference to the word ["Magna"] in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the trustees who are not interested persons of the Trust or Union Planters.


         Each advisory agreement provides that Union Planters shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Union Planters and its affiliates also provide investment advice to numerous other corporate and fiduciary clients. These other clients sometimes invest in securities in which the Funds also invest. If a Fund and such other clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities that a Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Funds. It is the opinion of the trustees that the desirability of retaining Union Planters as adviser for the Funds outweighs the disadvantages, if any, which might result from these practices.

         During the last three fiscal years, each Fund paid the following amounts as investment advisory fees to Union Planters (including all amounts paid by the Fund to Magna Bank, N.A., which served as investment adviser to each Fund from inception through October 1998, when Magna Bank, N.A. merged with and into Union Planters), pursuant to the relevant advisory agreement:

                              FISCAL
                               YEAR        GROSS (BEFORE                       NET (AFTER
                              ENDED          VOLUNTARY                          VOLUNTARY
FUND                         AUG. 31         REDUCTION)        REDUCTION        REDUCTION)
----                          ------       -------------       ---------       -----------
Solution Growth & Income
  Fund                        1997           $396,797           $132,266         $264,531
                              1998           $596,301           $198,767         $397,534
                              1999           $967,691           $322,563         $645,128

Solution Intermediate
  Government Bond Fund        1997           $304,596           $ 60,919         $243,677
                              1998           $338,078           $ 67,615         $270,463
                              1999           $387,178           $ 77,435         $309,743

Solution Money Market
  Fund                        1999           $ 96,163           $ 55,293         $ 40,870


ADMINISTRATOR


     BISYS Fund Services ("BISYS"), under an agreement with the Trust, provides management and administrative services to the Funds, and, in general, supervises the operations of the Trust. BISYS does not provide investment advisory services. As part of its duties, BISYS provides office space, equipment and clerical personnel for managing and administering the affairs of the Trust. BISYS supervises the provision of custodial, auditing, valuation, bookkeeping, legal, and dividend disbursing services and provides other management and administrative services. The Trust pays BISYS a fee for its services to each Fund at the annual rate of 0.20% of the Trust's average daily net assets; provided, however, that BISYS has agreed to reduce its fees with respect to the Money Market Fund to 0.17% through December 31, 2000.


     For the fiscal year ended August 31, 1999, pursuant to the terms of this Agreement, the Growth & Income Fund paid BISYS $257,852, the Intermediate Government Bond Fund paid BISYS $154,873, and the Money Market Fund paid BISYS $40,867 (which is $7,212 less than the maximum administration fees the Fund would have paid absent BISYS' agreement to reduce its fees to 0.17%). For the fiscal year ended August 31, 1998, pursuant to the terms of this Agreement, the Growth & Income Fund paid BISYS $158,698, and the Intermediate Government Bond Fund paid BISYS $134,948. For the period June 2, 1997 (the date the Trust entered into this agreement with BISYS) through August 31, 1997, pursuant to the terms of this Agreement, the Growth & Income Fund paid BISYS $29,572, and the Intermediate Government Bond Fund paid BISYS $27,878. Prior to June 2, 1997, Ernst Asset Management Corporation ("EAMC") provided management and administrative services to the Funds. For the period September 1, 1996 through June 1, 1997, the Growth & Income Fund and the Intermediate Bond Fund paid EAMC $70,951 and $87,869, respectively.

TRUST EXPENSES

         The Trust pays the compensation of its trustees; registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Funds; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses.

         Custodial Arrangements. The Fifth Third Bank, Fifth Third Center, Cincinnati, Ohio 45263, became the Trust's custodian on June 2, 1997. As such, The Fifth Third Bank holds in safekeeping securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, The Fifth Third Bank receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Pursuant to an agreement with the Trust, the Custodian receives compensation from each Fund for such services based upon a percentage of each Fund's average daily net assets.

         Independent Accountants. The Funds' independent accountants are PricewaterhouseCoopers LLP, 100 East Broad Street, Columbus, Ohio 43215. PricewaterhouseCoopers LLP conducts an annual audit of the Trust's financial statements, assists in the preparation of the Funds' federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Transactions on U.S. stock exchanges and other agency transactions for the account of a Fund involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by the Funds (except for the Growth & Income Fund) will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, only the Growth & Income Fund will ordinarily pay significant brokerage commissions with respect to securities transactions.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934 (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Union Planters or its affiliates receive brokerage and research services and other similar services from many broker-dealers with which Union Planters places the Funds' portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, newspapers, magazines, pricing services, quotation services, news services, timing services and personal computers utilized by Union Planters' or its affiliates' portfolio managers and analysts. Some of these services are of value to Union Planters and its affiliates in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fees paid by the Funds are not reduced because Union Planters and its affiliates receive these services, even though Union Planters might otherwise be required to purchase some of these services for cash.

         Union Planters places all orders for the purchase and sale of portfolio investments for the Funds. In doing so, Union Planters uses its best efforts to obtain for each Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Union Planters, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

         As permitted by Section 28(e) of the 1934 Act, Union Planters may cause each Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Union Planters or its affiliates an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker would have charged for effecting that transaction. Union Planters' authority to cause the Funds to pay any such greater commissions is also subject to such policies as the Trust's trustees may adopt from time to time. It is the position of the staff of the SEC that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Union Planters will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trust's trustees may determine, Union Planters considers sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

         Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust, such as BISYS, may not serve as the Funds' dealer in connection with such transactions.

         During the fiscal years ended August 31, 1997, August 31, 1998 and August 31, 1999, the Trust paid, on behalf of the Growth & Income Fund, $24,797, $31,137 and $51,122, respectively, in brokerage commissions. No such commissions were paid to the Trust.

                            DESCRIPTION OF THE TRUST


         The Trust, registered as a diversified open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated April 28, 1994. The Trust is currently divided into six separate series - one for each of the Growth & Income Fund, the Intermediate Government Bond Fund, the Tax-Exempt Bond Fund, the Money Market Fund, the Treasury Money Market Fund, and the Tax-Exempt Money Market Fund.


SERIES AND CLASSES OF SHARES

         The Declaration of Trust currently permits the trustees to issue an unlimited number of full and fractional shares, in multiple series. Each Fund represents a separate series of shares. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

         The assets received by each Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that Fund. The underlying assets are segregated and are charged with the expenses with respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the trustees determine to be fair and equitable. Although the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of more than one Fund.

         The Declaration of Trust also permits the trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the trustees may designate. The Trust may at a future date offer different classes of shares of each Fund with different sales charge arrangements. The trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (i.e., a new "Fund").

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by a vote of at least two-thirds of the outstanding shares of each Fund affected. The Declaration of Trust further provides that the trustees may also terminate the Trust or any Fund upon written notice to the shareholders.

VOTING RIGHTS

         As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

         The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule l8f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series.

         There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the board of trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

         Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

         Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except
(i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the relevant Fund itself would be unable to meet its obligations.

         The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

        RECORD AND BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES

     As of [      ], 2000, [  ]% of the Intermediate Government Bond Fund
shares, [ ]% of the Growth & Income Fund shares and [ ]% of the Money Market Fund shares were owned of record by Union Planters; all of such shares were held for the benefit of accounts for which Union Planters acts as trustee or custodian.


     The following chart sets forth the names, addresses and percentage ownership of those shareholders known to the Trust as owning beneficially 5% or
more of the outstanding Institutional Class Shares of any Fund as of [       ],
2000:


                                      Name and Address                     %
           Fund                      of Beneficial Owner               Ownership
           ----                      -------------------               ---------
Solution Growth & Income Fund.....   ISTCO A Partnership                 [  ]%
                                     P.O. Box 523
                                     Belleville, IL 62222-0523

Solution Intermediate Government
 Bond Fund........................   ISTCO A Partnership                 [  ]%
                                     P.O. Box 523
                                     Belleville, IL 62222-0523

Solution Money Market Fund........   ISTCO A Partnership                 [  ]%
                                     P.O. Box 523
                                     Belleville, IL 62222-0523


                   NET ASSET VALUE AND PUBLIC OFFERING PRICE

All Funds

     The net asset value of the shares of each Fund is determined by dividing that Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made by BISYS as of the close of regular trading on the New York Stock Exchange on each day on which that Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in a Fund's portfolio securities that the value of that Fund's shares might be materially affected. The New York Stock Exchange is expected to be closed on the following weekdays: Thanksgiving Day, Christmas Day, New Year's Day, President's Day, Good Friday, Martin Luther King, Jr. Day, Memorial Day, Independence Day and Labor Day. The Money Funds will also be closed on Columbus Day and Veteran's Day.

All Funds (except for the Money Funds)

         Equity securities listed on an established securities exchange or on the NASDAQ National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Such valuations are determined using methods based on market transactions for comparable securities and on various relationships between securities that are generally recognized by institutional traders. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the trustees, although the actual calculations may be made by persons acting pursuant to the direction of the trustees.

Money Funds


         Under normal market conditions, each of the Money Funds values its portfolio securities at "amortized cost." Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter, the value of securities purchased at a discount or premium is increased or decreased incrementally each day so that at the maturity date the purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the securities of the Fund may at times be more or less than their market value.


         By using amortized cost valuation, each of the Money Funds seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities. The yield on a shareholder's investment may be more or less than that which would be recognized if the net asset value per share were not constant and were permitted to fluctuate with the market value. It is believed that any difference will normally be minimal. The trustees monitor quarterly the deviation between each Fund's net asset value per share as determined by using available market quotations and its amortized cost price per share. Union Planters makes such comparisons at least weekly and will advise the trustees promptly in the event of any significant deviation. If the deviation exceeds 1/2 of 1% for a Fund, the board of trustees will consider what action, if any, should be initiated to provide fair valuation of the portfolio securities of such Fund and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind; selling portfolio securities prior to maturity; withholding dividends; or using a net asset value per share as determined by using available market quotations. There is no assurance that a given Money Fund will be able to maintain its net asset value at $1.00.


                              SHAREHOLDER SERVICES

Please see the Prospectus under "Shareholder Information" for additional information regarding these and other services offered by the Funds.

OPEN ACCOUNTS

         A shareholder's investment in any Fund is automatically credited to an open account maintained for the shareholder by BISYS Fund Services, Inc. ("BISYS"), the shareholder servicing agent for the Trust. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year, BISYS will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

         The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

         The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

SYSTEMATIC WITHDRAWAL PLAN

         A Systematic Withdrawal Plan, referred to in the Prospectus under "Shareholder Information," provides for monthly, quarterly, semiannual or annual withdrawal payments of $50 or more ($100 or more in the case of the Money Funds) from the account of a shareholder provided that the account has a value of at least $5,000 ($10,000 in the case of the Money Funds) at the time the plan is established.

         Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a signature guarantee will be required on the Plan application. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for the dividend or distribution.

         Since withdrawal payments represent proceeds from the liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Fund makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Income Dividends, Capital Gain Distributions and Tax Status" below for certain information as to federal income taxes.

IRAs

         Under "Shareholder Information," the Prospectus refers to IRAs established under a prototype plan made available by Union Planters. These plans may be funded with shares of any Fund.

         All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from Union Planters.

         Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

CHECK WRITING (MONEY FUNDS ONLY)

         A Money Fund shareholder may select the check writing option by completing the relevant section of the application, the signature card and the other related materials included in or attached to the application. Existing shareholders may add check writing to an existing account by contacting BISYS at 1-800-219-4182 to receive the application and related materials. The relevant Fund will send you checks drawn on The Huntington Bank. You will continue to earn dividends on shares redeemed by check until the check clears. Each check must be written for $250 or more, except that qualified corporate retirement plans and certain other corporate accounts may write checks for any amount. A minimum account balance, as disclosed in the Prospectus from time to time, may also apply.

         If you use withdrawal checks, you will be subject to The Huntington Bank's rules governing checking accounts. The Money Funds, Union Planters, BISYS and their respective affiliates are in no way responsible for any check writing account established with The Huntington Bank.

         A shareholder may not close its Money Fund account by withdrawal check, because the exact balance of the shareholder's account will not be known until after the check is received by The Huntington Bank.

AUTOMATIC INVESTMENT

         The Trust has an automatic investment plan. A shareholder may authorize automatic monthly transfers of $50 or more from its bank checking or savings account to purchase shares of the Fund (or any other fund of the Trust).


         For an initial investment, shareholders should indicate that they would like to begin an automatic investment plan in the appropriate section of the application. Please indicate the amount of the monthly investment and enclose a check marked "Void" or a deposit slip from your bank account.

         To add the automatic investment plan option to an existing account, please call BISYS at 1-800-219-4182 for an application.

                                   REDEMPTIONS

         The procedures for redemption of Fund shares are summarized in the Prospectus under "Shareholder Information."

         Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. The circumstances under which a signature guarantee will be required are described in the Prospectus.

         If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to BISYS at (800) 219-4182. When a telephonic redemption request is received, the proceeds are wired to the bank account previously chosen by the shareholder and a nominal wire fee (up to $10.00) is deducted.

         In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form available from BISYS. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to BISYS a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, BISYS and The Fifth Third Bank are not responsible for the authenticity of withdrawal instructions received by telephone where reasonable procedures are followed to verify that telephone instructions are correct.

         The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BISYS in proper form. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where you have recently purchased your shares by check and your check was received less than 10 days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared, which may take up to 10 days from the purchase date.

         Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the board of trustees of the Trust determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule l8f-l under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period. In the event Fund shares are redeemed in kind, the Fund will attempt to distribute liquid securities.

         A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gains or loss. See "Income Dividends, Capital Gains Distributions and Tax Status."

          INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS

         It is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. Please refer to "Dividends and Distributions" in the Prospectus for information regarding the frequency with which each Fund declares and pays dividends.

         Income dividends and capital gains distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gains distributions, or both, in cash. The election may be made at any time by submitting a written request directly to BISYS. In order for a change to be in effect for any dividend or distribution, it must be received by BISYS on or before the record date for such dividend or distribution.

         As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

         Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order so to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock or securities; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. government securities, securities of other regulated investment companies, and other securities of issuers that represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, with no more than 25% of its assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and which are engaged in the same, similar or related trades and businesses. To satisfy these conditions, the Funds may be limited in their ability to use certain investment techniques and may be required to liquidate assets to distribute income. Moreover, some investment techniques used by the Funds may change the character and amount of income recognized by the Funds. As a regulated investment company, each Fund will not be subject to federal income tax on income paid on a timely basis to its shareholders in the form of dividends or capital gain distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" (as defined in the Code) over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.


         Each of the Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund will be qualified to pay "exempt-interest dividends" to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations, the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. Because Fund expenses attributable to earning tax-exempt income do not reduce the Fund's current earnings and profits, a portion of any distribution in excess of the Fund's net tax-exempt and taxable income may be considered as paid out of the Fund's earnings and profits and may therefore be treated as a taxable dividend (even though that portion represents a return of the Fund's capital). Distributions, if any, in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after that basis has been reduced to zero, will constitute capital gains to such shareholder (assuming that such shareholder held its shares as a capital asset).

         If a shareholder incurs or continues indebtedness to purchase or carry shares of either of the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund, that portion of interest paid or accrued on such indebtedness that equals the total interest paid or accrued on the indebtedness, multiplied by the percentage of the relevant Fund's total distributions (not including distributions from net long-term capital gains) paid to such shareholder that are exempt-interest dividends, is not deductible for federal income tax purposes. The Internal Revenue Service may consider the purchase of shares to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.



         Each shareholder is advised to consult his or her tax adviser with respect to whether exempt-interest dividends would retain the exclusion from tax if such shareholder were treated as a "substantial user" or a "related person", as those terms are defined in the Code, with respect to facilities financed through any of the tax-exempt obligations held by the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund. In addition, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund may have on the taxation of your benefits.


         Shareholders of each Fund will be subject to federal income taxes on distributions made by each Fund, whether received in cash or additional shares of the Fund, as described herein and in the Prospectus. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions designated by a Fund as deriving from net gains on securities held for more than one year will be taxable to shareholders as long-term capital gain (generally at a 20% rate for noncorporate shareholders), regardless of how long a shareholder has held shares in the Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. If a shareholder sells Tax-Exempt Bond Fund shares held for six months or less at a loss, the loss will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to the shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which a shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales.

         Dividends and distributions on a Fund's shares are generally subject to a federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

         Generally a Fund may designate dividends eligible for the dividends-received deduction only to the extent that such dividends are derived from dividends paid to the Fund with respect to which the Fund could have taken the dividends-received deduction if it had been a regular corporation. The dividends-received deduction is not available to non-corporate shareholders, Subchapter S corporations or corporations who do not hold their shares for a least 46 days during the 90-day period beginning on the date that is 45 days before the ex-dividend date.

         Redemptions, sales and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. Provided the shareholder holds the shares as a capital asset, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise, the gain on the redemption, sale or exchange of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as a long-term capital loss if the shares have been held for more than 12 months, and otherwise as short-term capital loss. No loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

         A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

         A Fund's investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, such Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate such Fund's recognition of ordinary income and may affect the timing or amount of such Fund's distributions.

         A Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

         Dividends and distributions also may be subject to state and local taxes. To the extent distributions consist of interest from securities of the U.S. government and certain of its agencies and instrumentalities, they may be exempt from state and local income taxes. Interest from obligations that are merely guaranteed by the U.S. government or one of its agencies generally is not entitled to this exemption. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

         The foregoing discussion relates solely to U.S. investors. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

                            PERFORMANCE INFORMATION

         Each Fund may from time to time include its total return and/or yield in advertisements or in information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Morningstar, Donoghue or Lipper Analytical Services as having the same investment objectives.

         Each Fund may make reference in its advertising and sales literature to awards, citations and honor bestowed on it or Union Planters by industry organizations and other observers and raters, including, but not limited to Dalbar's Quality Tested Service Seal and Key Honors Award. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and the selection process, including, but not limited to, the scores and categories in which the Fund excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom the Fund competed for the award, honor or citation.


Total Return. Quotations of average annual total return for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, five, and ten years (or for such shorter periods as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T) [n exponent]= ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and (ii) all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. Each Fund may also, with respect to certain periods of less than one year, provide total return information for that period that is not annualized. Any such information would be accompanied by standardized total return information.


Yield. Each Fund's yield, as it may appear in advertisements or written sales material, represents the net change, exclusive of capital changes, in the value of a hypothetical account having a balance of one share at the beginning of the period for which yield is determined (the "base period"). Current yield for the base period (for example, seven calendar days in the case of the Magna Money Market Fund) is calculated by dividing (i) the net change in the value of the account for the base period by (ii) the number of days in the base period. The resulting number is then multiplied by 365 to determine the net income on an annualized basis. This amount is divided by the value of the account as of the beginning of the base period, normally $1, in order to state the current yield as a percentage. Yield may also be calculated on a compound basis ("effective" or "compound" yield) which assumes continual reinvestment throughout an entire year of net income earned at the same rate as net income is earned by the account for the base period.

     Yield is calculated without regard to realized and unrealized gains and losses. A Fund's yield will vary depending on prevailing interest rates, operating expenses and the quality, maturity and type of instruments held in the Fund's portfolio. Consequently, no yield quotation should be considered as representative of what a Fund's yield may be for any future period. A Fund's yields are not guaranteed.

     Shareholders comparing Fund yield with that of alternative investments (such as savings accounts, various types of bank deposits, and other money market funds) should consider such things as liquidity, minimum balance requirements, check writing privileges, the differences in the periods and methods used in the calculation of the yields being compared, and the impact of taxes on alternative types of investments.

     Yield information may be useful in reviewing a Fund's performance and providing a basis for comparison with other investment alternatives. However, unlike bank deposits, traditional corporate or municipal bonds or other investments which pay a fixed yield for a stated period of time, money market and tax exempt money market fund yields fluctuate.


     The table below sets forth the average annual total return of each Fund for the one year period ending February 28, 2000, and for the period from the commencement of the Funds' operations until February 28, 2000:


AVERAGE ANNUAL RETURN OF FUND SHARES FOR THE PERIODS LISTED
Assuming MAXIMUM sales load (4.00%):

---------------------------------------------------------------------------------------------------------
                                                     TOTAL RETURN      TOTAL RETURN       TOTAL RETURN
FUND                                                  (ONE YEAR)       (THREE YEAR)     (SINCE INCEPTION)
---------------------------------------------------------------------------------------------------------
Solution Growth & Income Fund                         [     ]%          [     ]%          [     ]%
(commencement of operations:
September 1, 1994)
---------------------------------------------------------------------------------------------------------
Solution Intermediate Government                      [     ]%          [     ]%          [     ]%
Bond Fund (commencement of
operations: September 1, 1994)
---------------------------------------------------------------------------------------------------------

Assuming NO sales load (0.00%):

-------------------------------------------------------------------------------
                               Total Return     Total Return       Total Return
FUND                             (One Year)     (Three Year)  (Since Inception)
-------------------------------------------------------------------------------
Solution Growth & Income Fund         [  ]%            [  ]%              [  ]%
(commencement of operations:
September 1, 1994)
-------------------------------------------------------------------------------
Solution Intermediate Government      [  ]%            [  ]%              [  ]%
Bond Fund (commencement of
operations: September 1, 1994)
-------------------------------------------------------------------------------


YIELD FOR SOLUTION MONEY MARKET FUND



     The table below sets forth the Solution Money Market Fund's yield and total effective yield, in each case based on the seven days ended February 28, 2000:


                              Yield          Effective Yield
                              -----          ---------------
Magna Money Market Fund       [  ]%          [  ]%


                                   APPENDIX A

                     DESCRIPTION OF CERTAIN FUND INVESTMENTS

         Obligations Backed by Full Faith and Credit of the U.S. Government -- are bills, certificates of indebtedness, notes and bonds issued by (i) the U.S. Treasury or (ii) agencies, authorities and instrumentalities of the U.S. Government. Such obligations include, but are not limited to, obligations issued by the Government National Mortgage Association, the Farmers' Home Administration and the Small Business Administration.

         Other U.S. Government Obligations -- are bills, certificates of indebtedness, notes and bonds issued by agencies, authorities and instrumentalities of the U.S. Government which are supported by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

         Repurchase Agreements -- are agreements by which the Fund purchases a security (usually a U.S. Government Obligation) and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

         Certificates of Deposit -- are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return and are normally negotiable.

         Bankers' Acceptances -- are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

         Yankee dollar Obligations -- obligations of U.S. branches of foreign banks.

         Commercial Obligations -- include bonds and notes issued by corporations in order to finance longer-term credit needs. (See Appendix B.)

                                   APPENDIX B

                     DESCRIPTION OF BOND RATINGS ASSIGNED BY
                        STANDARD & POOR'S CORPORATION AND
                         MOODY'S INVESTORS SERVICE, INC.

STANDARD & POOR'S CORPORATION

Corporate Bonds

                                       AAA

         This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                       AA

         Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                        A

         Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                                       BBB

         Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher-rated categories.

                                 BB, B, CCC, CC

         Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper

         Commercial paper rated A-1 by S&P has the following characteristics:
Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. Their reliability and quality of management are unquestioned. Commercial paper within the A-1 category which has overwhelming safety characteristics is denoted "A-1+."

                                        C

         The rating C is reserved for income bonds on which no interest is being paid.

                                        D

         Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

Corporate Bonds

                                       Aaa

         Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

         Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

         Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                       Baa

         Bonds that are rated Baa are considered as medium-grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

                                       Ba

         Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

         Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest

                                       Ca

         Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C

         Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

         1.       An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

         Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

Commercial Paper

         The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         Issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Part C.  OTHER INFORMATION

Item 23.          Exhibits

                  Exhibits:

                  a.                Agreement and Declaration of Trust.(1)

                  b.                By-Laws.(1)

                  c.                None.

                  d. Forms of Investment Advisory Agreements for each of Solution Growth & Income Fund (formerly Magna Growth & Income Fund) and Solution Intermediate Government Bond Fund (formerly Magna Intermediate Government Bond
                                    Fund).(3) Form of Investment Advisory
                                    Agreement for Solution Money Market Fund
                                    (formerly Magna Money Market Fund).(4) Form of Investment Advisory Agreement for Solution Tax-Exempt Bond Fund (formerly Magna Tax-Exempt Bond Fund).(5) Forms of Investment Advisory Agreements for each of Solution Treasury Money Market Fund and Solution Tax-Exempt Money Market Fund.

                  e. Forms of Distribution Agreement for each of Solution Growth & Income Fund (formerly Magna Growth & Income Fund) and Solution Intermediate Government Bond Fund (formerly Magna Intermediate Government Bond Fund).(2) Form of Amendment to Distribution
--------------------
     (1) Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on December 20, 1996.

     (2) Incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on December 18, 1997.

     (3) Incorporated by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange

                                    Agreement for Solution Money Market Fund
                                    (formerly Magna Money Market Fund).(4) Form of Amendment to Distribution Agreement for Solution Tax-Exempt Bond Fund (formerly Magna Tax-Exempt Bond Fund).(5) Form of Amendment to Distribution Agreement for Solution Treasury Money Market Fund and Solution Tax-Exempt Money Market Fund.

                  f.                None.

                  g. Form of Custodian Agreement for Solution Growth & Income Fund (formerly Magna Growth & Income Fund) and Solution Intermediate Government Bond Fund (formerly Magna Intermediate Government Bond Fund).(2) Form of Amendment to Custodian Agreement for Solution Money Market Fund (formerly Magna Money Market Fund).(4) Form of Amendment to Custodian Agreement for Solution Tax-Exempt Bond Fund (formerly Magna Tax-Exempt Bond
                                    Fund).(5) Form of Amendment to Custodian
                                    Agreement for Solution Treasury Money Market
                                    Fund and Solution Tax-Exempt Money Market
                                    Fund.

                  h.(i) Form of Administration Agreement for Solution Growth & Income Fund (formerly Magna Growth & Income Fund) and Solution Intermediate Government Bond Fund (formerly Magna Intermediate Government Bond Fund).(2) Form of Amendment to Administration Agreement for Solution Money Market Fund (formerly Magna Money


--------------------
Commission on November 30, 1998.

     (4) Incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on March 15, 1999.

     (5) Incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on October 18, 1999.

     (6) Incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on December 30, 1999.

                                    Market Fund).(4) Form of Amendment to
                                    Administration Agreement for Solution
                                    Tax-Exempt Bond Fund (formerly Magna
                                    Tax-Exempt Bond Fund.(5) Form of Amendment to Administration Agreement for Solution Treasury Money Market Fund and Solution Tax-Exempt Money Market Fund.

                  h.(ii) Form of Transfer Agent Agreement for Solution Growth & Income Fund (formerly Magna Growth & Income Fund) and Solution Intermediate Government Bond Fund (formerly Magna Intermediate Government Bond Fund).(2) Form of Amendment to Transfer Agent Agreement for Solution Money Market Fund (formerly Magna Money Market Fund).(4) Form of Amendment to Transfer Agent for Solution Tax-Exempt Bond Fund (formerly Magna Tax-Exempt Bond Fund.(5) Form of Amendment to Transfer Agent Agreement for Solution Treasury Money Market Fund and Solution Tax-Exempt Money Market Fund.

                  h.(iii) Form of Fund Accounting Agreement for Solution Growth & Income Fund (formerly Magna Growth & Income Fund) and Solution Intermediate Government Bond Fund (formerly Magna Intermediate Government Bond Fund).(2) Form of Amendment to Fund Accounting Agreement for Solution Money Market Fund (formerly Magna Money Market Fund).(4) Form of Amendment to Fund Accounting Agreement for Solution Tax-Exempt Bond Fund (formerly Magna Tax-Exempt Bond Fund).(5) Form of Amendment to Fund Accounting Agreement for Solution Treasury Money Market Fund and Solution Tax-Exempt Money Market Fund.

                  h.(iv)            Form of Notification of Fee Waiver.(6)

                  h.(v) Form of Administrative Services Plan for Institutional Shares of each Fund.

                  i. Opinion and Consent of Counsel.(2) Form of Opinion and Consent with respect to Solution Tax-Exempt Bond Fund (formerly Magna Tax-Exempt Bond Fund.(5) Form of Opinion and Consent of Counsel with respect to Solution Treasury Money Market Fund and Solution Tax-Exempt Money Market Fund.

                  j.                Consent of Independent Accountant.

                  k.                None.

                  l. Form of Organizational Expense Reimbursement Agreement(2); Letter regarding sale of initial shares.(2)

                  m.                None.

                  n.                Not Applicable.

                  o. Powers of Attorney of Robert A. Archibald, Earl E. Lazerson, Robert E. Saur, Harry R. Maier, Neil Seitz and Brad L.
                                    Badgley.(3)

                  p. Form of Code of Ethics for each of Magna Funds and Union Planters Bank, N.A.



Item 24.          Persons Controlled by or under Common Control with Registrant

                  None.

Item 25.          Indemnification

                  See Item 27 of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-78408) filed on July 15, 1994, which is hereby incorporated by reference.

Item 26.          Business and Other Connections of Investment Adviser

                  (a) Union Planters Bank, National Association ("Union Planters"), the adviser of the Registrant, is a national bank. Union Planters is a multi-state national banking association headquartered in Memphis, Tennessee.

                  (b) The name, address and principal occupation of Union Planters' directors and principal executive officers are as follows:

Item 26.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT
                  ADVISER:

                  (a) Founded in 1869, Union Planters Bank, a national banking association, is a wholly-owned subsidiary of Union Planters Corporation (the "Corporation"), a multi-bank holding company headquartered in

                           Memphis, Tennessee. Union Planters is a commercial bank offering a wide range of banking services to its customers. The adviser has been managing trust assets for over 80 years. As of December 31, 1998, the Trust Group of Union Planters had approximately $10.5 billion under administration, of which it had investment discretion over approximately $3.2 billion.


                                                                          Other Substantial
                                     Position with                        Business, Profession,
Name                                 the Adviser                          Vocation or Employment
----                                 -----------                          ----------------------
Benjamin W. Rawlins, Jr.             Vice Chairman of the                 Chairman and Chief Executive
                                     Board, Chief Executive               Officer,
                                     Officer                              Union Planters Corporation
                                                                          7130 Goodlett Farms Pkwy.
                                                                          Memphis, TN 38017

John W. Parker                       Executive Vice President             Executive Vice President and
                                     and Chief Financial                  Chief Financial Officer,
                                     Officer                              Union Planters Corporation
                                                                          7130 Goodlett Farms Pkwy.
                                                                          Memphis, TN 38017

Jackson W. Moore                     Director                             President and Chief Operating
                                                                          Officer,
                                                                          Union Planters Corporation
                                                                          7130 Goodlett Farms Pkwy.
                                                                          Memphis, TN 38017

Albert M. Austin                     Director                             Chairman, Cannon, Austin and
                                                                          Cannon, Inc.,
                                                                          6685 Poplar Avenue, #200
                                                                          Germantown, TN 38138

George W. Bryan                      Director                             Senior Vice President, Sara Lee
                                                                          Corporation
                                                                          8000 Centerview Parkway
                                                                          Suite 300
                                                                          Cordova, TN  38018

James E. Harwood                     Director                             President, Sterling Equities
                                                                          845 Crossover Lane, Suite 124
                                                                          Memphis, TN 38117

                                                                          Other Substantial
                                     Position with                        Business, Profession,
Name                                 the Adviser                          Vocation or Employment
----                                 -----------                          ----------------------
C.E. Heillgenstein                   Director                             Attorney at Law, Heillgenstein &
                                                                          Badgley, P.C.
                                                                          30 Public Square
                                                                          Belleville, IL  62220

Carl G. Hogan, Sr.                   Director                             Chairman and Chief Executive
                                                                          Officer, Hogan Motor Leasing,
                                                                          Inc.

S. Lee Kling                         Director                             Kling Rechter & Co.

Parnell S. Lewis, Jr.                Director                             River Investments, LLC;
                                                                          Anderson-Tully Company
                                                                          1242 N. Second Street
                                                                          Memphis, TN 38101

C.J. Lowrance, III                   Director                             President, Lowrance Brothers &
                                                                          Co., Inc.
                                                                          Highway 61
                                                                          Driver, AR 72329

Dr. V. Lane Rawlins                  Director                             President, University of Memphis
                                                                          Administration Building
                                                                          Campus Box 526643
                                                                          Memphis, TN 38152-6643

Donald F. Schuppe                    Director                             Retired
                                                                          6448 Wynfrey Place
                                                                          Memphis, TN 38120

David M. Thomas                      Director                             Retired
                                                                          1765 Camellia Drive
                                                                          Greenville, MS 38701

Richard A. Trippeer, Jr.             Director                             President, R.A. Trippeer, Inc.
                                                                          5865 Ridgeway Center Pkwy.
                                                                          Suite 300
                                                                          Memphis, TN 38120

                                                                          Other Substantial
                                     Position with                        Business, Profession,
Name                                 the Adviser                          Vocation or Employment
----                                 -----------                          ----------------------
Spence L. Wilson                     Director                             President, Kemmons Wilson, Inc.
                                                                          Kemmons Wilson, Inc.
                                                                          1629 Winchester Road
                                                                          Memphis, TN 38116







Item 27.          Principal Underwriters

BISYS Fund Services ("BISYS") currently serves as administrator and/or distributor to the following investment companies:

Alpine Equity Trust
American Performance Funds
AmSouth Mutual Funds
The BB&T Mutual Funds Group
The Coventry Group
ESC Strategic Funds, Inc.
The Eureka Funds
Governor Funds
Fifth Third Funds
Hirtle Callaghan Trust
HSBC Funds Trust and HSBC Mutual Funds Trust
INTRUST Funds Trust
The Infinity Mutual Funds, Inc.
Solution Funds
Mercantile Mutual Funds, Inc.
Metamarkets.com
Meyers Investment Trust
MMA Praxis Mutual Funds
M.S.D.&T. Funds
Pacific Capital Funds
Republic Advisor Funds Trust
Republic Funds Trust

Sefton Funds Trust
SSgA International Liquidity Fund
Summit Investment Trust
USAllianz Funds
USAllianz Funds Variable Insurance Products Trust
Valenzuela Capital Trust
Variable Insurance Funds
The Victory Portfolios
The Victory Variable Insurance Funds
Vintage Mutual Funds, Inc.

Item 27(b)- Information about Directors and officers of BISYS Fund Services Limited Partnership is set forth below:

Name                            Position with Underwriter       Position with Fund
----                            -------------------------       ------------------
WC Subsidiary Corporation       Sole Limited Partner            None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.       Sole General Partner            None
3435 Stelzer Road
Columbus, OH 43219


OTHER BISYS DISTRIBUTORS:

In addition to the following officers of the BISYS related distributors listed below, each distributor has additional officers listed to the right ( business address for each person and distributor unless noted otherwise is 3435 Stelzer Road, Columbus, OH 43219 and unless noted otherwise each person holds no position with the Fund):
         Lynn Mangum                        Director
         Dennis Sheehan                     Director
         Kevin Dell                         Vice President/Secretary
         William Tomko                      Sr Vice President
         Michael Burns                      Vice President
         Steve Ludwig                       Compliance Officer
         Robert Tuch                        Assistant Secretary


Item 28.          Location of Accounts and Records

                  The following companies maintain possession of the documents required by the specified rules:

                  (a)      Union Planters Bank, National Association

                           Rule 31a-1(b)(9),(10),(11) and
                            (12),(e) and (f)
                           Rule 31a-2(d) and (e)

                  (b)      The Fifth Third Bank

                           Rule 31a-1(b)(1) - (3), (5) - (9)
                           Rule 31a-2(c)

                  (c)      BISYS Fund Services

                           Rule 31a-1(a), (b)(4),(12), (c) and (d)
                           Rule 31a-2(a) and (c)

Item 29.          Management Services

                  Not applicable.

Item 30.          Undertakings

                  None.

                              ********************

                                     NOTICE


         A copy of the Agreement and Declaration of Trust of Magna Funds (the "Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), the Registrant, Solution Mutual Funds (the "Trust"), has duly caused this Post-Effective Amendment No. 9 to the Trust's Registration Statement under the Securities Act, and Post-Effective Amendment No. 11 to the Trust's Registration Statement under 1940 Act, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus and the State of Ohio, on the 12th day of June, 2000.

                                     MAGNA FUNDS


                                     By:     /S/ WALTER B. GRIMM
                                        --------------------------
                                            Walter B. Grimm
                                            President

         Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

 /S/ WALTER B. GRIMM
----------------------
Walter B. Grimm
President
Date:

 /S/ GARY TENKMAN
----------------------
Gary Tenkman
Treasurer (Chief Accounting Officer)
Date:

*BRAD L. BADGLEY
----------------------
Brad L. Badgley
Trustee

*EARL E. LAZERSON           *ROBERT E. SAUR             *NEIL SEITZ
----------------------      ----------------------      ----------------------
Earl E. Lazerson            Robert E. Saur              Neil Seitz
Trustee                     Trustee                     Trustee

*ROBERT R. ARCHIBALD        *HARRY R. MAIER             *By:  /S/ WALTER GRIMM
----------------------      ----------------------      ----------------------
Robert R. Archibald         Harry R. Maier              Walter B. Grimm
Trustee                     Trustee                     Attorney in Fact
                                                        Date:

                                  EXHIBIT INDEX

Exhibit No.                Name of Exhibit
-----------                ---------------

1                          Form of Investment Advisory Agreement for Solution
                           Treasury Money Market Fund

2                          Form of Investment Advisory Agreement for Solution
                           Tax-Exempt Money Market Fund

3 Form of Amendment to Distribution Agreement for Solution Treasury Money Market Fund and Solution Tax-Exempt Money Market Fund

4 Form of Amendment to Custodian Agreement for Solution Treasury Money Market Fund and Solution Tax-Exempt Money Market Fund

5 Form of Amendment to Administration Agreement for Solution Treasury Money Market Fund and Solution Tax-Exempt Money Market Fund

6 Form of Amendment to Transfer Agent Agreement for Solution Treasury Money Market Fund and Solution Tax-Exempt Money Market Fund

7 Form of Amendment to Fund Accounting Agreement for Solution Treasury Money Market Fund and Solution Tax-Exempt Money Market Fund

8                          Form of Administrative Services Plan for
                           Institutional Shares of each Fund

9 Form of Opinion and Consent of Counsel with respect to Solution Treasury Money Market Fund and Solution Tax-Exempt Money Market Fund

10                         Consent of Independent Accountant

11 Form of Code of Ethics for each of Magna Funds and Union Planters Bank, N.A.